LIFE OF VIRGINIA SEPARATE ACCOUNT 4


                             FINANCIAL STATEMENTS


                         YEAR ENDED DECEMBER 31, 1998
                  (WITH INDEPENDENT AUDITORS' REPORT THEREON)

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4


                               TABLE OF CONTENTS


                         YEAR ENDED DECEMBER 31, 1998



                                                    PAGE
                                                   -----
Independent Auditors' Report ...................   A-3
Financial Statements:
 Statements of Assets and Liabilities ..........   A-4
 Statements of Operations ......................   A-11
 Statements of Changes in Net Assets ...........   A-22
Notes to Financial Statements ..................   A-43

                         INDEPENDENT AUDITORS' REPORT

Contractholders
Life of Virginia Separate Account 4
and
The Board of Directors
The Life Insurance Company of Virginia:

     We have audited the accompanying statements of assets and liabilities of Life of Virginia Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc. -- S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity, Income and U.S. Equity Funds; the Oppenheimer Variable Account Funds -- Bond, Capital Appreciation, Growth, High Income and Multiple Strategies Funds; the Variable Insurance Products Fund -- Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II -- Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III -- Growth & Income and Growth Opportunities Portfolios; the Federated Investors Insurance Series -- American Leaders, High Income Bond and Utility Funds II; the Alger American Fund -- Small Cap and Growth Portfolios; the PBHG Insurance Series Fund -- PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series -- Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Goldman Sachs Variable Insurance Trust Fund -- Growth and Income and Mid Cap Equity Funds; and the Salomon Brothers Variable Series Fund -- Strategic Bond, Investors, and Total Return Funds) as of December 31, 1998 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds Inc. Government Securities Fund; Oppenheimer Variable Account Money Fund; Variable Insurance Products Funds -- Money Market and High Income Portfolios; and Neuberger & Berman Advisers Management Trust -- Balanced, Bond and Growth Portfolios, of Life of Virginia Separate Account 4 for each of the years or lesser periods in the three year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Life of Virginia Separate Account 4 as of December 31, 1998 and the results of their operations and changes in their net assets for each of the years or lesser periods in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP




Richmond, Virginia
February 12, 1999

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4


                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998



                                                             GE INVESTMENTS FUNDS, INC.
                                                         ----------------------------------
                                                              S&P 500            MONEY
                                                               INDEX            MARKET
                                                                FUND             FUND
ASSETS                                                   ----------------- ----------------
Investment in GE Investments Funds, Inc.,
 at fair value (note 2):
 S&P 500 Index Fund (12,978,221 shares;
   cost -- $264,318,648)................................ $307,713,611                  --
 Money Market Fund (206,691,464 shares;
   cost -- $206,691,474)................................          --          206,691,464
 Total Return Fund (4,513,480 shares;
   cost -- $64,971,588).................................          --                   --
 International Equity Fund (2,342,088; shares;
   cost -- $27,101,105).................................          --                   --
 Real Estate Securities Fund (4,024,961
   shares; cost -- $55,753,342).........................          --                   --
 Global Income Fund (942,716 shares;
   cost -- $9,713,591)..................................          --                   --
 Value Equity Fund (2,887,264 shares;
   cost -- $38,586,474).................................          --                   --
 Income Fund (2,792,519 shares;
   cost -- $34,717,370).................................          --                   --
 U.S. Equity Fund (63,724 shares;
   cost -- $1,980,988)..................................          --                   --
Receivable from affiliate ..............................          --               20,944
Receivable for units sold ..............................   1,603,821           12,193,795
                                                         ------------         -----------
   TOTAL ASSETS ........................................ 309,317,432          218,906,203
                                                         ------------         -----------
LIABILITIES
Accrued expenses payable to affiliate (note 3) .........     490,032              369,262
Payable for units withdrawn: ...........................          --                   --
                                                         ------------         -----------
   TOTAL LIABILITIES ...................................     490,032              369,262
                                                         ------------         -----------
Net assets ............................................. $308,827,400         218,536,941
                                                         ============         ===========
Analysis of net assets:
 Attributable to:
   Variable deferred annuity contractholders ........... $308,827,400         218,536,941
   The Life Insurance Company of Virginia ..............          --                   --
                                                         ------------         -----------
Net assets ............................................. $308,827,400         218,536,941
                                                         ============         ===========
Outstanding units attributable to
 contractholders: Type I (note 2) ......................   1,096,813            5,222,349
                                                         ============         ===========
Net asset value per unit: Type I ....................... $     50.24                 15.38
                                                         ============         ============
Outstanding units attributable to
 contractholders: Type II (note 2) .....................   5,187,559            9,232,947
                                                         ============         ============
Net asset value per unit: Type II ...................... $     48.91                 14.97
                                                         ============         ============



                                                                   GE INVESTMENTS FUNDS, INC.
                                                         -----------------------------------------------
                                                              TOTAL       INTERNATIONAL    REAL ESTATE
                                                              RETURN          EQUITY        SECURITIES
                                                               FUND            FUND            FUND
ASSETS                                                   --------------- --------------- ---------------
Investment in GE Investments Funds, Inc.,
 at fair value (note 2):
 S&P 500 Index Fund (12,978,221 shares;
   cost -- $264,318,648)................................            --              --              --
 Money Market Fund (206,691,464 shares;
   cost -- $206,691,474)................................            --              --              --
 Total Return Fund (4,513,480 shares;
   cost -- $64,971,588).................................   $66,167,622              --              --
 International Equity Fund (2,342,088; shares;
   cost -- $27,101,105).................................            --      27,847,422              --
 Real Estate Securities Fund (4,024,961
   shares; cost -- $55,753,342).........................            --              --      46,649,298
 Global Income Fund (942,716 shares;
   cost -- $9,713,591)..................................            --              --              --
 Value Equity Fund (2,887,264 shares;
   cost -- $38,586,474).................................            --              --              --
 Income Fund (2,792,519 shares;
   cost -- $34,717,370).................................            --              --              --
 U.S. Equity Fund (63,724 shares;
   cost -- $1,980,988)..................................            --              --              --
Receivable from affiliate ..............................            --              --              --
Receivable for units sold ..............................        34,871              --              --
                                                            ----------      ----------      ----------
   TOTAL ASSETS ........................................    66,202,493      27,847,422      46,649,298
                                                            ----------      ----------      ----------
LIABILITIES
Accrued expenses payable to affiliate (note 3) .........        91,900          23,042          46,746
Payable for units withdrawn: ...........................         2,249       1,004,629          57,007
                                                            ----------      ----------      ----------
   TOTAL LIABILITIES ...................................        94,149       1,027,671         103,753
                                                            ----------      ----------      ----------
Net assets .............................................   $66,108,344      26,819,751      46,545,545
                                                            ==========      ==========      ==========
Analysis of net assets:
 Attributable to:
   Variable deferred annuity contractholders ...........   $66,108,344      11,643,666      30,866,087
   The Life Insurance Company of Virginia ..............            --      15,176,085      15,679,458
                                                            ----------      ----------      ----------
Net assets .............................................   $66,108,344      26,819,751      46,545,545
                                                            ==========      ==========      ==========
Outstanding units attributable to
 contractholders: Type I (note 2) ......................       584,911         161,533         316,692
                                                            ==========      ==========      ==========
Net asset value per unit: Type I .......................   $      33.52           14.54           15.02
                                                            ===========     ===========     ===========
Outstanding units attributable to
 contractholders: Type II (note 2) .....................     1,425,134         641,918       1,753,483
                                                            ===========     ===========     ===========
Net asset value per unit: Type II ......................   $      32.63           14.48           14.89
                                                            ===========     ===========     ===========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                           GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                                               --------------------------------------------------------------
                                                                    GLOBAL          VALUE                           U.S.
                                                                    INCOME          EQUITY          INCOME         EQUITY
                                                                     FUND            FUND            FUND           FUND
ASSETS                                                         --------------- --------------- --------------- --------------
Investment in GE Investments Funds, Inc., at fair value
 (note 2):
 S&P 500 Index Fund (12,978,221 shares;
   cost -- $264,318,648)......................................            --              --              --             --
 Money Market Fund (206,691,464 shares;
   cost -- $206,691,474)......................................            --              --              --             --
 Total Return Fund (4,513,480 shares;
   cost -- $64,971,588).......................................            --              --              --             --
 International Equity Fund (2,342,088; shares;
   cost -- $27,101,105).......................................            --              --              --             --
 Real Estate Securities Fund (4,024,961 shares;
   cost-- $55,753,342)........................................            --              --              --             --
 Global Income Fund (942,716 shares;
   cost -- $9,713,591)........................................   $ 9,926,798              --              --             --
 Value Equity Fund (2,887,264 shares;
   cost -- $38,586,474).......................................            --      39,180,175              --             --
 Income Fund (2,792,519 shares; cost -- $34,717,370)..........            --              --      34,459,679             --
 U.S. Equity Fund (63,724 shares; cost -- $1,980,988).........            --              --              --      2,134,742
Receivable from affiliate ....................................            --              --              --             --
Receivable for units sold ....................................            --          23,889           1,316         74,672
                                                                 -----------      ----------      ----------      ---------
   TOTAL ASSETS ..............................................     9,926,798      39,204,064      34,460,995      2,209,414
                                                                 -----------      ----------      ----------      ---------
LIABILITIES
Accrued expenses payable to affiliate (note 3) ...............         6,646          62,695         129,260          8,434
Payable for units withdrawn: .................................       249,428             230           7,758             --
                                                                 -----------      ----------      ----------      ---------
   TOTAL LIABILITIES .........................................       256,074          62,925         137,018          8,434
                                                                 -----------      ----------      ----------      ---------
Net assets ...................................................   $ 9,670,724      39,141,139      34,323,977      2,200,980
                                                                 ===========      ==========      ==========      =========
Analysis of net assets:
 Attributable to:
   Variable deferred annuity contractholders .................   $ 3,810,911      34,898,557      34,323,977      2,200,980
   The Life Insurance Company of Virginia ....................     5,859,813       4,242,582              --             --
                                                                 -----------      ----------      ----------      ---------
Net assets ...................................................   $ 9,670,724      39,141,139      34,323,977      2,200,980
                                                                 ===========      ==========      ==========      =========
Outstanding units attributable to contractholders:
 Type I (note 2) .............................................        46,632         385,376       1,332,645         26,127
                                                                 ===========      ==========      ==========      =========
Net asset value per unit: Type I .............................   $     11.50            13.87           10.68          10.68
                                                                 ===========      ===========     ===========     ==========
Outstanding units attributable to contractholders:
 Type II (note 2) ............................................       285,995       2,140,000       1,884,740        180,295
                                                                 ===========      ===========     ===========     ==========
Net asset value per unit: Type II ............................   $     11.45            13.81           10.66          10.66
                                                                 ===========      ===========     ===========     ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                   OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                   ----------------------------------
                                                                         CAPITAL
                                                         BOND         APPRECIATION
                                                         FUND             FUND
ASSETS                                             ---------------- ----------------
Investment in Oppenheimer Variable
 Account Funds, at fair value (note 2):
 Bond Fund (5,079,562 shares;
   cost -- $60,266,701)                              $ 62,580,210               --
 Capital Appreciation Fund (4,869,166 shares;
   cost -- $187,683,640)..........................             --      218,284,700
 Growth Fund (5,178,151 shares;
   cost -- $165,665,597)..........................             --               --
 High Income Fund (14,906,183 shares;
   cost -- $166,811,528)..........................             --               --
 Multiple Strategies Fund (4,689,609 shares;
   cost -- $71,277,962)...........................             --               --
 Receivable for units sold .......................        276,761          407,058
                                                     ------------      -----------
   TOTAL ASSETS ..................................     62,856,971      218,691,758
                                                     ------------      -----------
LIABILITIES
Increase (decrease) in net assets from capital
 transactions ....................................        110,911          425,350
Payable for units withdrawn ......................             --          239,701
                                                     ------------      -----------
   TOTAL LIABILITIES .............................        110,911          665,051
                                                     ------------      -----------
Net assets attributable to variable deferred
 annuity contractholders .........................   $ 62,746,060      218,026,707
                                                     ============      ===========
Outstanding units: Type I (note 2) ...............        915,859        2,344,528
                                                     ============      ===========
Net asset value per unit: Type I .................   $      22.09             40.56
                                                     ============      ============
Outstanding units: Type II (note 2) ..............      1,976,510        3,113,007
                                                     ============      ============
Net asset value per unit: Type II ................   $      21.51             39.49
                                                     ============      ============



                                                          OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                   -------------------------------------------------
                                                                          HIGH           MULTIPLE
                                                        GROWTH           INCOME         STRATEGIES
                                                         FUND             FUND             FUND
ASSETS                                             ---------------- ---------------- ---------------
Investment in Oppenheimer Variable
 Account Funds, at fair value (note 2):
 Bond Fund (5,079,562 shares;
   cost -- $60,266,701)                                        --               --              --
 Capital Appreciation Fund (4,869,166 shares;
   cost -- $187,683,640)..........................             --               --              --
 Growth Fund (5,178,151 shares;
   cost -- $165,665,597)..........................   $189,882,808               --              --
 High Income Fund (14,906,183 shares;
   cost -- $166,811,528)..........................             --      164,266,132              --
 Multiple Strategies Fund (4,689,609 shares;
   cost -- $71,277,962)...........................             --               --      79,957,841
 Receivable for units sold .......................             --           55,163              --
                                                      -----------      -----------      ----------
   TOTAL ASSETS ..................................    189,882,808      164,321,295      79,957,841
                                                      -----------      -----------      ----------
LIABILITIES
Increase (decrease) in net assets from capital
 transactions ....................................        310,016          235,959         194,658
Payable for units withdrawn ......................        206,098           80,754           8,622
                                                      -----------      -----------      ----------
   TOTAL LIABILITIES .............................        516,114          316,713         203,280
                                                      -----------      -----------      ----------
Net assets attributable to variable deferred
 annuity contractholders .........................   $189,366,694      164,004,582      79,754,561
                                                      ===========      ===========      ==========
Outstanding units: Type I (note 2) ...............      1,173,060        1,658,434       1,344,466
                                                      ===========      ===========      ==========
Net asset value per unit: Type I .................   $      46.11            31.06           27.87
                                                      ============     ============     ===========
Outstanding units: Type II (note 2) ..............      3,012,849        3,720,027       1,558,580
                                                      ============     ============     ===========
Net asset value per unit: Type II ................   $      44.90            30.24           27.13
                                                      ============     ============     ===========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                             VARIABLE INSURANCE
                                                               PRODUCTS FUNDS
                                             ---------------------------------------------------
                                                  EQUITY-
                                                   INCOME           GROWTH          OVERSEAS
                                                 PORTFOLIO         PORTFOLIO        PORTFOLIO
ASSETS                                       ----------------- ---------------- ----------------
Investment in Variable Insurance
 Products Fund, at fair value
 (note 2):
 Equity -- Income Portfolio
  (27,318,250 shares;
  cost -- $571,169,732).....................   $ 694,429,927               --               --
 Growth Portfolio (9,326,267 shares;
  cost -- $283,201,407).....................              --      418,469,590               --
 Overseas Portfolio (5,683,460
  shares; cost -- $108,549,287).............              --               --      113,953,371
Investment in Variable Insurance
 Products Fund II, at fair value
 (note 2):
 Asset Manager Portfolio
  (27,620,799 shares;
  cost -- $415,474,554).....................              --               --               --
 Contrafund Portfolio (14,085,035
  shares; cost -- $248,124,557).............              --               --               --
Investment in Variable Insurance
 Products Fund III, at fair value
 (note 2):
 Growth & Income Portfolio
  (3,513,229 shares;
  cost -- $48,367,818)......................              --               --               --
 Growth Opportunities Portfolio
  (2,333,781 shares; cost --
  $45,525,614)..............................              --               --               --
Receivable for units sold ..................              --            3,264          107,222
                                               -------------      -----------      -----------
  TOTAL ASSETS .............................     694,429,927      418,472,854      114,060,593
                                               -------------      -----------      -----------
LIABILITIES
Accrued expenses payable to affiliate
 (note 3) ..................................         971,345          674,619          336,549
Payable for units withdrawn ................       1,226,255          231,503       10,260,769
                                               -------------      -----------      -----------
  TOTAL LIABILITIES ........................       2,197,600          906,122       10,597,318
                                               -------------      -----------      -----------
Net assets attributable to variable
 deferred annuity contractholders ..........   $ 692,232,327      417,566,732      103,463,275
                                               =============      ===========      ===========
Outstanding units: Type I (note 2) .........       5,753,760        3,969,421        2,813,314
                                               =============      ===========      ===========
Net asset value per unit: Type I ...........   $       41.23             54.32            23.58
                                               =============      ============     ============
Outstanding units: Type II (note 2) ........      11,335,446        3,818,261        1,616,956
                                               =============      ============     ============
Net asset value per unit: Type II ..........   $       40.14             52.89            22.96
                                               =============      ============     ============



                                                    VARIABLE INSURANCE               VARIABLE INSURANCE
                                                     PRODUCTS FUND II                PRODUCTS FUND III
                                             --------------------------------- ------------------------------
                                                   ASSET                           GROWTH &        GROWTH
                                                  MANAGER        CONTRAFUND         INCOME      OPPORTUNITIES
                                                 PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
ASSETS                                       ---------------- ---------------- --------------- --------------
Investment in Variable Insurance
 Products Fund, at fair value
 (note 2):
 Equity -- Income Portfolio
  (27,318,250 shares;
  cost -- $571,169,732).....................             --               --              --             --
 Growth Portfolio (9,326,267 shares;
  cost -- $283,201,407).....................             --               --              --             --
 Overseas Portfolio (5,683,460
  shares; cost -- $108,549,287).............             --               --              --             --
Investment in Variable Insurance
 Products Fund II, at fair value
 (note 2):
 Asset Manager Portfolio
  (27,620,799 shares;
  cost -- $415,474,554).....................   $501,593,704               --              --             --
 Contrafund Portfolio (14,085,035
  shares; cost -- $248,124,557).............             --      344,238,254              --             --
Investment in Variable Insurance
 Products Fund III, at fair value
 (note 2):
 Growth & Income Portfolio
  (3,513,229 shares;
  cost -- $48,367,818)......................             --               --      56,738,647             --
 Growth Opportunities Portfolio
  (2,333,781 shares; cost --
  $45,525,614)..............................             --               --              --     53,396,906
Receivable for units sold ..................             --           20,128         207,349        320,250
                                                -----------      -----------      ----------     ----------
  TOTAL ASSETS .............................    501,593,704      344,258,382      56,945,996     53,717,156
                                                -----------      -----------      ----------     ----------
LIABILITIES
Accrued expenses payable to affiliate
 (note 3) ..................................        758,448          481,460          98,413         73,997
Payable for units withdrawn ................        348,104           52,956              --          7,101
                                                -----------      -----------      ----------     ----------
  TOTAL LIABILITIES ........................      1,106,552          534,416          98,413         81,098
                                                -----------      -----------      ----------     ----------
Net assets attributable to variable
 deferred annuity contractholders ..........   $500,487,152      343,723,966      56,847,583     53,636,058
                                                ===========      ===========      ==========     ==========
Outstanding units: Type I (note 2) .........     14,835,158        3,082,088         751,280        595,214
                                                ===========      ===========      ==========     ==========
Net asset value per unit: Type I ...........   $      27.90            26.31           15.86          15.15
                                                ============     ============     ===========    ===========
Outstanding units: Type II (note 2) ........      3,176,311       10,085,800       2,843,815      2,958,791
                                                ============     ============     ===========    ===========
Net asset value per unit: Type II ..........   $      27.26            26.04           15.80          15.08
                                                ============     ============     ===========    ===========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                               FEDERATED INVESTORS
                                                                 INSURANCE SERIES
                                                 ------------------------------------------------
                                                     AMERICAN           HIGH
                                                      LEADERS       INCOME BOND       UTILITY
                                                      FUND II         FUND II         FUND II
                                                 ---------------- --------------- ---------------
ASSETS
Investments in Federated Investors
 Insurance Series, at fair value (note 2):
 American Leaders Fund II (3,423,504
  shares; cost -- $66,654,672)..................   $ 74,221,563              --              --
 High Income Bond Fund II (4,748,355
  shares; cost -- $50,760,691)..................             --      51,852,041              --
 Utility Fund II (3,001,202 shares;
  cost -- $38,293,472)..........................             --              --      45,828,348
Investment in Alger American Fund, at
 fair value (note 2):
 Small Cap Portfolio (2,156,235 shares;
  cost -- $88,492,185)..........................             --              --              --
 Growth Portfolio (2,467,326 shares;
  cost -- $100,555,548).........................             --              --              --
PBHG Insurance Series Fund, at fair
 value (note 2):
 PBHG Large Cap Growth Portfolio
  (778,422 shares; cost -- $9,843,865)..........             --              --              --
 PBHG Growth II Portfolio (942,049
  shares; cost -- $10,016,297)..................             --              --              --
Receivable for units sold ......................        105,458         691,832          50,673
                                                   ------------      ----------      ----------
  TOTAL ASSETS .................................     74,327,021      52,543,873      45,879,021
                                                   ------------      ----------      ----------
LIABILITIES
Accrued expenses payable to affiliate
 (note 3) ......................................        111,393          77,244          65,560
Payable for units withdrawn ....................            403              --           1,616
                                                   ------------      ----------      ----------
  TOTAL LIABILITIES ............................        111,796          77,244          67,176
                                                   ------------      ----------      ----------
Net assets attributable to variable deferred
 annuity contractholders .......................   $ 74,215,225      52,466,629      45,811,845
                                                   ============      ==========      ==========
Outstanding units: Type I (note 2) .............        480,466         471,675         478,465
                                                   ============      ==========      ==========
Net asset value per unit: Type I ...............   $      16.83            15.34           19.01
                                                   ============      ===========     ===========
Outstanding units: Type II (note 2) ............      3,955,083       2,977,691       1,950,915
                                                   ============      ===========     ===========
Net asset value per unit: Type II ..............   $      16.72            15.19           18.82
                                                   ============      ===========     ===========



                                                          ALGER AMERICAN                  PBHG INSURANCE
                                                               FUND                         SERIES FUND
                                                 -------------------------------- -------------------------------
                                                      SMALL                          PBHG LARGE         PBHG
                                                       CAP            GROWTH         CAP GROWTH      GROWTH II
                                                    PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                 --------------- ---------------- --------------- ---------------
ASSETS
Investments in Federated Investors
 Insurance Series, at fair value (note 2):
 American Leaders Fund II (3,423,504
  shares; cost -- $66,654,672)..................            --               --              --              --
 High Income Bond Fund II (4,748,355
  shares; cost -- $50,760,691)..................            --               --              --              --
 Utility Fund II (3,001,202 shares;
  cost -- $38,293,472)..........................            --               --              --              --
Investment in Alger American Fund, at
 fair value (note 2):
 Small Cap Portfolio (2,156,235 shares;
  cost -- $88,492,185)..........................  $94,809,637               --              --              --
 Growth Portfolio (2,467,326 shares;
  cost -- $100,555,548).........................            --      131,311,079              --              --
PBHG Insurance Series Fund, at fair
 value (note 2):
 PBHG Large Cap Growth Portfolio
  (778,422 shares; cost -- $9,843,865)..........            --               --      12,018,842              --
 PBHG Growth II Portfolio (942,049
  shares; cost -- $10,016,297)..................            --               --              --      10,956,027
Receivable for units sold ......................            --          951,516          25,926              --
                                                    ----------      -----------      ----------      ----------
  TOTAL ASSETS .................................    94,809,637      132,262,595      12,044,768      10,956,027
                                                    ----------      -----------      ----------      ----------
LIABILITIES
Accrued expenses payable to affiliate
 (note 3) ......................................       130,000          261,324          42,299          16,704
Payable for units withdrawn ....................       325,378               --          20,883           4,556
                                                    ----------      -----------      ----------      ----------
  TOTAL LIABILITIES ............................       455,378          261,324          63,182          21,260
                                                    ----------      -----------      ----------      ----------
Net assets attributable to variable deferred
 annuity contractholders .......................   $94,354,259      132,001,271      11,981,586      10,934,767
                                                    ==========      ===========      ==========      ==========
Outstanding units: Type I (note 2) .............     1,733,429        1,161,424          98,043         122,432
                                                    ==========      ===========      ==========      ==========
Net asset value per unit: Type I ...............   $     12.15            19.64           15.15           11.41
                                                    ===========     ============     ===========     ===========
Outstanding units: Type II (note 2) ............     6,082,414        5,605,283         696,037         839,596
                                                    ===========     ============     ===========     ===========
Net asset value per unit: Type II ..............   $     12.05            19.48           15.08           11.36
                                                    ===========     ============     ===========     ===========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                        JANUS ASPEN SERIES
                                        ---------------------------------------------------
                                            AGGRESSIVE                         WORLDWIDE
                                              GROWTH           GROWTH           GROWTH
                                            PORTFOLIO         PORTFOLIO        PORTFOLIO
ASSETS                                  ----------------- ---------------- ----------------
Investment in Janus Aspen Series,
 at fair value (note 2):
 Aggressive Growth Portfolio
  (4,879,822 shares;
  cost -- $94,938,397).................   $ 134,634,295               --               --
 Growth Portfolio
  (14,233,651 shares;
  cost -- $231,936,881)................              --      335,060,133               --
 Worldwide Growth Portfolio
  (17,569,116 shares;
  cost -- $409,584,897)................              --               --      511,085,584
 Balanced Portfolio
  (7,729,369 shares;
  cost -- $140,195,868)................              --               --               --
 Flexible Income Portfolio
  (2,729,903 shares;
  cost -- $32,556,570).................              --               --               --
 International Growth Portfolio
  (3,639,052 shares;
  cost -- $74,093,952).................              --               --               --
 Capital Appreciation Portfolio
  (1,912,067 shares;
  cost -- $30,581,552).................              --               --               --
Receivable for units sold .............              --               --               --
                                          -------------      -----------      -----------
  TOTAL ASSETS ........................     134,634,295      335,060,133      511,085,584
                                          -------------      -----------      -----------
LIABILITIES
Accrued expenses payable to
 affiliate (note 3) ...................         211,955          647,926          762,785
Payable for units withdrawn ...........         142,845           27,385        1,506,463
                                          -------------      -----------      -----------
                                                354,800          675,311        2,269,248
                                          -------------      -----------      -----------
Net assets attributable to variable
 deferred annuity contractholders......   $ 134,279,495      334,384,822      508,816,336
                                          =============      ===========      ===========
Outstanding units: Type I
 (note 2) .............................       1,551,670        4,307,429        4,894,747
                                          =============      ===========      ===========
Net asset value per unit:
 Type I ...............................   $       26.89             25.68            29.44
                                          =============      ============     ============
Outstanding units: Type II
 (note 2) .............................       3,488,695        8,827,221       12,554,733
                                          =============      ============     ============
Net asset value per unit:
 Type II ..............................   $       26.53             25.35            29.05
                                          =============      ============     ============



                                                               JANUS ASPEN SERIES
                                        ----------------------------------------------------------------
                                                             FLEXIBLE     INTERNATIONAL      CAPITAL
                                            BALANCED          INCOME          GROWTH       APPRECIATION
                                            PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
ASSETS                                  ---------------- --------------- --------------- ---------------
Investment in Janus Aspen Series,
 at fair value (note 2):
 Aggressive Growth Portfolio
  (4,879,822 shares;
  cost -- $94,938,397).................             --              --              --              --
 Growth Portfolio
  (14,233,651 shares;
  cost -- $231,936,881)................             --              --              --              --
 Worldwide Growth Portfolio
  (17,569,116 shares;
  cost -- $409,584,897)................             --              --              --              --
 Balanced Portfolio
  (7,729,369 shares;
  cost -- $140,195,868)................   $173,910,792              --              --              --
 Flexible Income Portfolio
  (2,729,903 shares;
  cost -- $32,556,570).................             --      32,922,626              --              --
 International Growth Portfolio
  (3,639,052 shares;
  cost -- $74,093,952).................             --              --      77,402,638              --
 Capital Appreciation Portfolio
  (1,912,067 shares;
  cost -- $30,581,552).................             --              --              --      38,126,625
Receivable for units sold .............        915,453         170,372         194,104       1,075,836
                                           -----------      ----------      ----------      ----------
  TOTAL ASSETS ........................    174,826,245      33,092,998      77,596,742      39,202,461
                                           -----------      ----------      ----------      ----------
LIABILITIES
Accrued expenses payable to
 affiliate (note 3) ...................        250,096          47,653         115,569         118,990
Payable for units withdrawn ...........             --              --              --              --
                                           -----------      ----------      ----------      ----------
                                               250,096          47,653         115,569         118,990
                                           -----------      ----------      ----------      ----------
Net assets attributable to variable
 deferred annuity contractholders......   $174,576,149      33,045,345      77,481,173      39,083,471
                                           ===========      ==========      ==========      ==========
Outstanding units: Type I
 (note 2) .............................      2,916,033         552,225       1,053,424         506,817
                                           ===========      ==========      ==========      ==========
Net asset value per unit:
 Type I ...............................   $       19.55           13.50           15.86           19.59
                                           ============     ===========     ===========     ===========
Outstanding units: Type II
 (note 2) .............................      6,060,191       1,911,151       3,856,210       1,494,358
                                           ============     ===========     ===========     ===========
Net asset value per unit:
 Type II ..............................   $      19.40           13.39           15.76           19.51
                                           ============     ===========     ===========     ===========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                    GOLDMAN SACHS VARIABLE
                                                                     INSURANCE TRUST FUND
                                                                ------------------------------
                                                                   GROWTH AND       MID CAP
                                                                     INCOME         EQUITY
                                                                      FUND           FUND
                                                                --------------- --------------
ASSETS
Investment in Goldman Sachs Variable Insurance Trust Fund,
 at fair value (note 2):
 Growth and Income Fund (402,157 shares;
   cost -- $4,162,464).........................................   $ 4,202,546             --
 Mid Cap Equity Fund (428,996 shares;
   cost -- $3,663,704).........................................            --      3,676,492
Investment in Salomon Brothers
 Variable Series Fund, at fair value (note 2):
 Strategic Bond Fund (12,447 shares; cost -- $130,915).........            --             --
 Investors Fund (994 shares; cost -- $10,626)..................            --             --
 Total Return Fund (32,491 shares; cost -- $340,870)...........            --             --
Dividend receivable ...........................................            --             --
Receivable from affiliate .....................................        49,406          3,746
Receivable for units sold .....................................        15,607             --
                                                                  -----------      ---------
   TOTAL ASSETS ...............................................     4,267,559      3,680,238
                                                                  -----------      ---------
LIABILITIES
Accrued expenses payable to affiliate (note 3) ................         4,991         48,760
Payable for units withdrawn ...................................            --          8,287
                                                                  -----------      ---------
   TOTAL LIABILITIES ..........................................         4,991         57,047
                                                                  -----------      ---------
Net assets attributable to variable deferred annuity
 contractholders ..............................................   $ 4,262,568      3,623,191
                                                                  ===========      =========
Outstanding units: Type I (note 2) ............................        52,650         78,049
                                                                  ===========      =========
Net asset value per unit: Type I ..............................   $      8.86            8.57
                                                                  ===========      ==========
Outstanding units: Type II (note 2) ...........................       428,936        345,533
                                                                  ===========      ==========
Net asset value per unit: Type II .............................   $      8.85            8.55
                                                                  ===========      ==========



                                                                         SALOMON BROTHERS
                                                                       VARIABLE SERIES FUND
                                                                -----------------------------------
                                                                 STRATEGIC                 TOTAL
                                                                    BOND     INVESTOR     RETURN
                                                                    FUND       FUND        FUND
                                                                ----------- ---------- ------------
ASSETS
Investment in Goldman Sachs Variable Insurance Trust Fund,
 at fair value (note 2):
 Growth and Income Fund (402,157 shares;
   cost -- $4,162,464).........................................        --         --           --
 Mid Cap Equity Fund (428,996 shares;
   cost -- $3,663,704).........................................        --         --           --
Investment in Salomon Brothers
 Variable Series Fund, at fair value (note 2):
 Strategic Bond Fund (12,447 shares; cost -- $130,915).........  $126,092         --           --
 Investors Fund (994 shares; cost -- $10,626)..................        --     10,947           --
 Total Return Fund (32,491 shares; cost -- $340,870)...........        --         --      337,911
Dividend receivable ...........................................     6,068         45        5,946
Receivable from affiliate .....................................        --         --           --
Receivable for units sold .....................................        --         --           --
                                                                  -------     ------      -------
   TOTAL ASSETS ...............................................   132,160     10,992      343,857
                                                                  -------     ------      -------
LIABILITIES
Accrued expenses payable to affiliate (note 3) ................       138          5          136
Payable for units withdrawn ...................................        --         --           --
                                                                  -------     ------      -------
   TOTAL LIABILITIES ..........................................       138          5          136
                                                                  -------     ------      -------
Net assets attributable to variable deferred annuity
 contractholders ..............................................  $132,022     10,987      343,721
                                                                  =======     ======      =======
Outstanding units: Type I (note 2) ............................     2,799         42        6,299
                                                                  =======     ======      =======
Net asset value per unit: Type I ..............................  $  10.24      12.14        10.67
                                                                  ========    =======     ========
Outstanding units: Type II (note 2) ...........................    10,094        863       25,915
                                                                  ========    =======     ========
Net asset value per unit: Type II .............................  $  10.24      12.14        10.67
                                                                  ========    =======     ========

                See accompanying notes to financial statements.

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                           STATEMENTS OF OPERATIONS
                               DECEMBER 31, 1998



                                                                          GE INVESTMENTS FUNDS, INC.
                                                 -----------------------------------------------------------------------------
                                                                                                          GOVERNMENT
                                                                    S&P 500                               SECURITIES
                                                                      FUND                                   FUND
                                                 ---------------------------------------------- ------------------------------
                                                                                                    PERIOD           YEAR
                                                                                                     ENDED          ENDED
                                                            YEAR ENDED DECEMBER 31,              DECEMBER 11,    DECEMBER 31,
                                                      1998           1997            1996            1997            1996
                                                 -------------- -------------- ---------------- -------------- ---------------
Investment income:
 Income -- Dividends ...........................  $11,434,493      4,001,897       23,435,279            --        1,309,648
 Expenses -- Mortality and expense
   risk charges (note 3) .......................    2,910,483      1,356,740          492,403       147,796          143,919
                                                  -----------      ---------       ----------       -------        ---------
Net investment income (expense) ................    8,524,010      2,645,157       22,942,876      (147,796)       1,165,729
                                                  -----------      ---------       ----------      --------        ---------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) ......................    8,830,544       (899,446)       1,510,464      (242,895)         (68,248)
 Unrealized appreciation (depreciation)
   on investments ..............................   35,731,485     21,611,136      (16,204,375)      987,049         (995,503)
                                                  -----------     ----------      -----------      --------        ---------
Net realized and unrealized gain (loss) on
 investments ...................................   44,562,029     20,711,690      (14,693,911)      744,154       (1,063,751)
                                                  -----------     ----------      -----------      --------       ----------
Increase in net assets from operations .........  $53,086,039     23,356,847        8,248,965       596,358          101,978
                                                  ===========     ==========      ===========      ========       ==========


                                                  GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                               ---------------------------------------------
                                                               MONEY MARKET
                                                                   FUND
                                               ---------------------------------------------
                                                          YEAR ENDED DECEMBER 31,
                                                    1998           1997            1996
                                               ------------- --------------- ---------------
Investment income:
 Income -- Dividends .........................  $9,177,451       5,626,589       5,204,323
 Expenses -- Mortality and expense
   risk charges (note 3) .....................   2,260,774       1,421,044         980,270
                                                ----------       ---------       ---------
Net investment income (expense) ..............   6,916,677       4,205,545       4,224,053
                                                ----------       ---------       ---------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) ....................     545,381      (4,421,730)      1,686,452
 Unrealized appreciation (depreciation) on
   investments ...............................    (545,381)      4,383,879      (2,984,484)
                                                ----------      ----------      ----------
Net realized and unrealized gain (loss) on
 investments .................................          --         (37,851)     (1,298,032)
                                                ----------      ----------      ----------
Increase in net assets from operations .......  $6,916,677       4,167,694       2,926,021
                                                ==========      ==========      ==========



                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                               -------------------------------------------
                                                              TOTAL RETURN
                                                                  FUND
                                               -------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                                    1998          1997           1996
                                               ------------- ------------- ---------------
Investment income:
 Income -- Dividends ......................... $ 3,360,564     6,098,862       9,319,880
 Expenses -- Mortality and expense
   risk charges (note 3) .....................     691,738       496,469         357,589
                                                 ---------     ---------       ---------
Net investment income (expense) ..............   2,668,826     5,602,393       8,962,291
                                                 ---------     ---------       ---------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) ....................    (144,205)     (454,827)        614,446
 Unrealized appreciation (depreciation) on
   investments ...............................   5,408,858       657,828      (6,827,262)
                                                 ---------     ---------      ----------
Net realized and unrealized gain (loss) on
 investments .................................   5,264,653       203,001      (6,212,816)
                                                 ---------     ---------      ----------
Increase in net assets from operations .......  $7,933,479     5,805,394       2,749,475
                                                 =========     =========      ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                  -------------------------------------------
                                                 INTERNATIONAL
                                                  EQUITY FUND
                                  -------------------------------------------
                                            YEAR ENDED DECEMBER 31,
                                       1998           1997           1996
                                  ------------- --------------- -------------
Investment income:
 Income -- Dividends ............ $1,445,436        2,686,699     1,056,063
 Expenses -- Mortality
   and expense risk
   charges (note 3) .............    150,854          113,987        56,953
                                  ----------        ---------     ---------
Net investment income ...........  1,294,582        2,572,712       999,110
                                  ----------        ---------     ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
   (loss) .......................    441,842          665,649        86,537
 Unrealized appreciation
   (depreciation) on
   investments ..................  2,296,938       (1,565,382)      (11,119)
                                  ----------       ----------     ---------
Net realized and
 unrealized gain (loss)
 on investments .................  2,738,780         (899,733)       75,418
                                  ----------       ----------     ---------
Increase (decrease) in net
 assets from operations ......... $4,033,362        1,672,979     1,074,528
                                  ==========       ==========     =========



                                                   GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                  -------------------------------------------------------------------------
                                                  REAL ESTATE                         GLOBAL INCOME
                                                SECURITIES FUND                            FUND
                                  -------------------------------------------- ----------------------------
                                                                                               PERIOD FROM
                                                                                    YEAR       MAY 1, 1997
                                                                                    ENDED           TO
                                            YEAR ENDED DECEMBER 31,             DECEMBER 31,   DECEMBER 31,
                                        1998             1997          1996         1998           1997
                                  ---------------- --------------- ----------- -------------- -------------
Investment income:
 Income -- Dividends ............     $3,597,838       5,456,896   1,627,291       555,349        300,672
 Expenses -- Mortality
   and expense risk
   charges (note 3) .............        461,754         292,230      49,030        29,070          2,982
                                       ---------       ---------   ---------       -------        -------
Net investment income ...........      3,136,084       5,164,666   1,578,261       526,279        297,690
                                       ---------       ---------   ---------       -------        -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
   (loss) .......................       (878,569)      2,710,582     299,159        96,320          2,417
 Unrealized appreciation
   (depreciation) on
   investments ..................    (12,908,191)     (1,305,117)  4,059,521       337,555       (124,348)
                                     -----------      ----------   ---------       -------       --------
Net realized and
 unrealized gain (loss)
 on investments .................    (13,786,760)      1,405,465   4,358,680       433,875       (121,931)
                                     -----------      ----------   ---------       -------       --------
Increase (decrease) in net
 assets from operations .........   $(10,650,676)      6,570,131   5,936,941       960,154        175,759
                                     ===========      ==========   =========       =======       ========


                                                              GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                           -----------------------------------------------------------------------------
                                                 VALUE EQUITY FUND                INCOME FUND           U.S. EQUITY FUND
                                           ----------------------------- ----------------------------- -----------------
                                                            PERIOD FROM                   PERIOD FROM     PERIOD FROM
                                                YEAR          MAY 1,          YEAR       DECEMBER 12,     MAY 4, 1998
                                                ENDED         1997 TO         ENDED         1997 TO            TO
                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                1998           1997           1998           1997             1998
                                           -------------- -------------- -------------- -------------- -----------------
Investment income:
 Income -- Dividends .....................   $1,119,457        142,788     1,901,291         58,034          52,288
 Expenses -- Mortality and expense risk
   charges (note 3) ......................      348,877         38,307       329,876         14,197           6,218
                                             ----------        -------     ---------         ------          ------
Net investment income ....................      770,580        104,481     1,571,415         43,837          46,070
                                             ----------        -------     ---------         ------          ------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) ................      576,810        357,048       335,927         (6,710)          9,452
 Unrealized appreciation (depreciation)
   on investments ........................     (292,099)       885,799      (245,492)       (12,199)        153,754
                                             ----------        -------     ---------        -------         -------
Net realized and unrealized gain (loss) on
 investments .............................      284,711      1,242,847        90,435        (18,909)        163,206
                                             ----------      ---------     ---------        -------         -------
Increase (decrease) in net assets from
 operations ..............................   $1,055,291      1,347,328     1,661,850         24,928         209,276
                                             ==========      =========     =========        =======         =======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                                   -------------------------------------------------------------------------
                                                             MONEY FUND                            BOND FUND
                                                   ------------------------------   ----------------------------------------
                                                       PERIOD            YEAR
                                                        ENDED           ENDED
                                                    DECEMBER 11,     DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                        1997             1996           1998          1997          1996
                                                   --------------   -------------   -----------   -----------   ------------
Investment income:
 Income -- Dividends ...........................   $110,711         175,537          1,310,262     2,260,511     1,774,226
 Expenses -- Mortality and expense risk
   charges (note 3) ............................     25,908          40,663            613,418       437,693       336,825
                                                   --------         -------          ---------     ---------     ---------
Net investment income ..........................     84,803         134,874            696,844     1,822,818     1,437,401
                                                   --------         -------          ---------     ---------     ---------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain .............................         --              --            557,479       187,695       106,242
 Unrealized appreciation (depreciation) on
   investments .................................         --              --          1,205,533       663,371      (442,815)
                                                   --------         -------          ---------     ---------     ---------
Net realized and unrealized gain (loss) on
 investments ...................................         --              --          1,763,012       851,066      (336,573)
                                                   --------         -------          ---------     ---------     ---------
Increase in net assets from operations .........   $ 84,803         134,874          2,459,856     2,673,884     1,100,828
                                                   ========         =======          =========     =========     =========


                                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                       --------------------------------------------------------------------------------
                                               CAPITAL APPRECIATION FUND                      GROWTH FUND
                                       ----------------------------------------- --------------------------------------
                                                YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
                                             1998          1997         1996         1998         1997         1996
                                       --------------- ------------ ------------ ------------ ------------ ------------
Investment income:
 Income -- Dividends .................   $ 5,903,722     8,221,818    6,069,096   14,489,848    4,911,400    3,110,376
 Expenses -- Mortality and expense
   risk charges (note 3) .............     2,644,408     2,381,196    1,506,102    2,092,013    1,372,378      599,846
                                         -----------     ---------    ---------   ----------    ---------    ---------
Net investment income ................     3,259,314     5,840,622    4,562,994   12,397,835    3,539,022    2,510,530
                                         -----------     ---------    ---------   ----------    ---------    ---------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain ...................    19,896,478     6,868,228    6,301,279   19,777,101    5,826,603    1,959,742
 Unrealized appreciation
   (depreciation) on investments .....      (396,149)    5,927,622    7,478,382      922,343   11,621,155    5,568,726
                                         -----------     ---------    ---------   ----------   ----------    ---------
Net realized and unrealized gain
 (loss) on investments ...............    19,500,329    12,795,850   13,779,661   20,699,444   17,447,758    7,528,468
                                         -----------    ----------   ----------   ----------   ----------    ---------
Increase in net assets from
 operations ..........................   $22,759,643    18,636,472   18,342,655   33,097,279   20,986,780   10,038,998
                                         ===========    ==========   ==========   ==========   ==========   ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                               ---------------------------------------------------------------------------------
                                                           HIGH INCOME FUND                     MULTIPLE STRATEGIES FUND
                                               ---------------------------------------- ----------------------------------------
                                                       YEAR ENDED DECEMBER 31,                  YEAR ENDED DECEMBER 31,
                                                     1998          1997         1996          1998          1997        1996
                                               --------------- ------------ ----------- --------------- ----------- ------------
Investment income:
 Income -- Dividends .........................  $  7,439,338     9,138,791   6,387,294      4,756,691    4,485,399   3,343,955
 Expenses -- Mortality and expense risk
   charges (note 3) ..........................     2,078,631     1,397,317     825,956        957,372      794,598     571,993
                                                ------------     ---------   ---------      ---------    ---------   ---------
Net investment income ........................     5,360,707     7,741,474   5,561,338      3,799,319    3,690,801   2,771,962
                                                ------------     ---------   ---------      ---------    ---------   ---------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) ....................       (99,049)    1,298,149     763,575      1,712,582    1,435,981     701,256
 Unrealized appreciation (depreciation)
   on investments ............................    (7,301,468)    2,089,422   2,079,281     (1,662,556)   4,025,778   2,786,345
                                                ------------     ---------   ---------     ----------    ---------   ---------
Net realized and unrealized gain (loss) on
 investments .................................    (7,400,517)    3,387,571   2,842,856         50,026    5,461,759   3,487,601
                                                ------------     ---------   ---------     ----------    ---------   ---------
Increase (decrease) in net assets from
 operations ..................................  $ (2,039,810)   11,129,045   8,404,194      3,849,345    9,152,560   6,259,563
                                                ============    ==========   =========     ==========    =========   =========


                                             VARIABLE INSURANCE PRODUCTS FUND
                                -----------------------------------------------------------
                                   MONEY MARKET PORTFOLIO         HIGH INCOME PORTFOLIO
                                ----------------------------- -----------------------------
                                 PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                 DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,
                                     1997           1996           1997           1996
                                -------------- -------------- -------------- --------------
Investment income:
 Income -- Dividends ..........    $843,023       1,655,033      1,930,318      2,780,632
 Expenses -- Mortality
   and expense risk
   charges (note 3) ...........     212,121         382,911        277,254        332,922
                                   --------       ---------      ---------      ---------
Net investment income .........     630,902       1,272,122      1,653,064      2,447,710
                                   --------       ---------      ---------      ---------
Net realized and unrealized
 gain on investments:
 Net realized gain ............          --              --      4,673,705        479,085
 Unrealized appreciation
   (depreciation) on
   investments ................          --              --     (2,814,608)       308,688
                                   --------       ---------     ----------      ---------
Net realized and unrealized
 gain on investments ..........          --              --      1,859,097        787,773
                                   --------       ---------     ----------      ---------
Increase in net assets from
 operations ...................    $630,902       1,272,122      3,512,161      3,235,483
                                   ========       =========     ==========      =========



                                     VARIABLE INSURANCE PRODUCTS FUND
                                -------------------------------------------
                                        EQUITY -- INCOME PORTFOLIO
                                -------------------------------------------
                                          YEAR ENDED DECEMBER 31,
                                      1998           1997          1996
                                --------------- ------------- -------------
Investment income:
 Income -- Dividends ..........   $40,199,361     42,510,440   12,605,854
 Expenses -- Mortality
   and expense risk
   charges (note 3) ...........     8,478,683      6,650,343    4,253,036
                                   ----------     ----------   ----------
Net investment income .........    31,720,678     35,860,097    8,352,818
                                   ----------     ----------   ----------
Net realized and unrealized
 gain on investments:
 Net realized gain ............    40,058,923     15,417,526    9,394,625
 Unrealized appreciation
   (depreciation) on
   investments ................    (9,194,909)    65,899,106   23,601,942
                                   ----------     ----------   ----------
Net realized and unrealized
 gain on investments ..........    30,864,014     81,316,632   32,996,567
                                   ----------     ----------   ----------
Increase in net assets from
 operations ...................  $62,584,692    117,176,729   41,349,385
                                   ==========    ===========   ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                            VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                        -------------------------------------------------------------------------------------
                                                    GROWTH PORTFOLIO                          OVERSEAS PORTFOLIO
                                        ---------------------------------------- --------------------------------------------
                                                YEAR ENDED DECEMBER 31,                    YEAR ENDED DECEMBER 31,
                                             1998          1997         1996           1998            1997          1996
                                        -------------- ------------ ------------ --------------- --------------- ------------
Investment income:
 Income -- Dividends ..................  $ 43,602,357    9,229,913   13,903,188      8,392,807       9,303,257     2,309,161
 Expenses -- Mortality and expense
   risk charges (note 3) ..............     4,321,431    3,552,903    2,834,086      1,337,177       1,401,167     1,245,263
                                         ------------    ---------   ----------      ---------       ---------     ---------
Net investment income .................    39,280,926    5,677,010   11,069,102      7,055,630       7,902,090     1,063,898
                                         ------------    ---------   ----------      ---------       ---------     ---------
Net realized and unrealized gain on
 investments:
 Net realized gain ....................    17,030,101   14,576,544    9,229,819     12,998,779       6,802,686     2,693,770
 Unrealized appreciation
   (depreciation) on investments ......    58,825,099   34,536,532    6,990,625     (6,292,784)     (3,387,543)    7,585,836
                                         ------------   ----------   ----------     ----------      ----------     ---------
Net realized and unrealized gain on
 investments ..........................    75,855,200   49,113,076   16,220,444      6,705,995       3,415,143    10,279,606
                                         ------------   ----------   ----------     ----------      ----------    ----------
Increase in net assets from
 operations ...........................  $115,136,126   54,790,086   27,289,546     13,761,625      11,317,233    11,343,504
                                         ============   ==========   ==========     ==========      ==========    ==========


                                                               VARIABLE INSURANCE PRODUCTS FUND II
                                        ---------------------------------------------------------------------------------
                                                ASSET MANAGER PORTFOLIO                    CONTRAFUND PORTFOLIO
                                        ---------------------------------------- ----------------------------------------
                                                YEAR ENDED DECEMBER 31,                  YEAR ENDED DECEMBER 31,
                                             1998          1997         1996         1998         1997          1996
                                        -------------- ------------ ------------ ------------ ------------ --------------
Investment income:
 Income -- Dividends ..................  $ 61,032,559   52,909,448   27,801,550   14,347,723    4,672,962       634,656
 Expenses -- Mortality and expense
   risk charges (note 3) ..............     5,632,482    5,474,604    4,059,911    3,674,218    2,588,608     1,322,883
                                         ------------   ----------   ----------   ----------    ---------     ---------
Net investment income (expense) .......    55,400,077   47,434,844   23,741,639   10,673,505    2,084,354      (688,227)
                                         ------------   ----------   ----------   ----------    ---------     ---------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain ....................    12,994,733    9,093,636    7,507,674   14,314,697    9,468,307     2,738,082
 Unrealized appreciation
   (depreciation) on investments ......    (5,404,033)  24,430,304   23,008,153   47,868,379   26,750,686    17,275,767
                                         ------------   ----------   ----------   ----------   ----------    ----------
Net realized and unrealized gain on
 investments ..........................     7,590,700   33,523,940   30,515,827   62,183,076   36,218,993    20,013,849
                                         ------------   ----------   ----------   ----------   ----------    ----------
Increase in net assets from
 operations ...........................  $ 62,990,777   80,958,784   54,257,466   72,856,581   38,303,347    19,325,622
                                         ============   ==========   ==========   ==========   ==========    ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                     VARIABLE INSURANCE PRODUCTS
                                                                               FUND III
                                                   ----------------------------------------------------------------
                                                           GROWTH & INCOME                GROWTH OPPORTUNITIES
                                                              PORTFOLIO                        PORTFOLIO
                                                   -------------------------------   ------------------------------
                                                                      PERIOD FROM                      PERIOD FROM
                                                        YEAR            MAY 1,            YEAR            MAY 1,
                                                        ENDED           1997 TO           ENDED          1997 TO
                                                    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                        1998             1997             1998             1997
                                                   --------------   --------------   --------------   -------------
Investment income:
 Income -- Dividends ...........................     $  102,863              --           948,628              --
 Expenses -- Mortality and expense risk
   charges (note 3) ............................        420,269          53,296           450,247          69,440
                                                     ----------          ------           -------          ------
Net investment income (expense) ................       (317,406)        (53,296)          498,381         (69,440)
                                                     ----------         -------           -------         -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain .............................        983,225         103,153           378,467          67,071
 Unrealized appreciation (depreciation) on
   investments .................................      7,912,728         458,100         6,815,534       1,055,758
                                                     ----------         -------         ---------       ---------
Net realized and unrealized gain on
 investments ...................................      8,895,953         561,253         7,194,001       1,122,829
                                                     ----------         -------         ---------       ---------
Increase in net assets from operations .........     $8,578,547         507,957         7,692,382       1,053,389
                                                     ==========         =======         =========       =========


                                                             NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                                       ----------------------------------------------------------------------------------------
                                                 BALANCED                        BOND                         GROWTH
                                                 PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                       ----------------------------- ----------------------------- ----------------------------
                                           PERIOD          YEAR          PERIOD          YEAR          PERIOD          YEAR
                                            ENDED          ENDED          ENDED          ENDED          ENDED         ENDED
                                        DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,   DECEMBER 11,   DECEMBER 31,
                                            1997           1996           1997           1996           1997           1996
                                       -------------- -------------- -------------- -------------- -------------- -------------
Investment income:
 Income -- Dividends .................  $  1,992,971     5,226,886       550,544      1,231,424        903,849      1,152,528
 Expenses -- Mortality and
   expense risk charges (note 3) .....       337,918       381,777        99,586        151,484        132,989        146,484
                                        ------------     ---------       -------      ---------        -------      ---------
Net investment income ................     1,655,053     4,845,109       450,958      1,079,940        770,860      1,006,044
                                        ------------     ---------       -------      ---------        -------      ---------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) ............     5,097,861       419,822        12,018       (136,701)     2,304,768        315,046
 Unrealized depreciation on
   investments .......................    (2,501,835)   (3,501,201)      (23,525)      (646,673)      (880,241)      (363,320)
                                        ------------    ----------       -------      ---------      ---------      ---------
Net realized and unrealized gain
 (loss) on investments ...............     2,596,026    (3,081,379)      (11,507)      (783,374)     1,424,527        (48,274)
                                        ------------    ----------       -------      ---------      ---------      ---------
Increase in net assets from
 operations ..........................  $  4,251,079     1,763,730       439,451        296,566      2,195,387        957,770
                                        ============    ==========       =======      =========      =========      =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                    FEDERATED INVESTORS INSURANCE SERIES
                                               -------------------------------------------------------------------------------
                                                        AMERICAN LEADERS FUND II                HIGH INCOME BOND FUND II
                                               ------------------------------------------ ------------------------------------
                                                                             PERIOD FROM
                                                                               MAY 6,
                                                                               1996 TO
                                                 YEAR ENDED DECEMBER 31,    DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                    1998          1997          1996           1998         1997       1996
                                               ------------- ------------- -------------- ------------- ----------- ----------
Investment income:
 Income -- Dividends .........................  $2,907,843       228,362        15,977      1,241,858    1,129,533   579,337
 Expenses -- Mortality and expense risk
   charges (note 3) ..........................     753,675       228,448        12,003        591,059      302,211    87,381
                                                ----------       -------        ------      ---------    ---------   -------
Net investment income (expense) ..............   2,154,168           (86)        3,974        650,799      827,322   491,956
                                                ----------       -------        ------      ---------    ---------   -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain ...........................   1,333,508       544,140        29,680        901,146      630,351    31,769
 Unrealized appreciation (depreciation) on
   investments ...............................   4,019,536     3,385,309       162,046       (615,798)   1,256,745   424,014
                                                ----------     ---------       -------      ---------    ---------   -------
Net realized and unrealized gain on
 investments .................................   5,353,044     3,929,449       191,726        285,348    1,887,096   455,783
                                                ----------     ---------       -------      ---------    ---------   -------
Increase in net assets from operations .......  $7,507,212     3,929,363       195,700        936,147    2,714,418   947,739
                                                ==========     =========       =======      =========    =========   =======


                                                                        FEDERATED INVESTORS INSURANCE SERIES
                                                                                    (CONTINUED)
                                                                     ------------------------------------------
                                                                                      UTILITY
                                                                                      FUND II
                                                                     ------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                                          1998           1997          1996
                                                                     -------------   -----------   ------------
Investment income:
 Income -- Dividends .............................................    $2,141,701      1,046,132       766,616
 Expenses -- Mortality and expense risk charges (note 3) .........       482,289        326,253       243,314
                                                                      ----------      ---------       -------
Net investment income (expense) ..................................     1,659,412        719,879       523,302
                                                                      ----------      ---------       -------
Net realized and unrealized gain (loss) on investments:
 Net realized gain ...............................................     1,730,044        731,431       336,527
 Unrealized appreciation (depreciation) on investments ...........     1,205,055      4,302,272     1,113,241
                                                                      ----------      ---------     ---------
Net realized and unrealized gain on investments ..................     2,935,099      5,033,703     1,449,768
                                                                      ----------      ---------     ---------
Increase in net assets from operations ...........................    $4,594,511      5,753,582     1,973,070
                                                                      ==========      =========     =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                         ALGER AMERICAN FUND
                                           --------------------------------------------------------------------------------
                                                     SMALL CAP PORTFOLIO                       GROWTH PORTFOLIO
                                           ---------------------------------------- ---------------------------------------
                                                   YEAR ENDED DECEMBER 31,                  YEAR ENDED DECEMBER 31,
                                                1998          1997         1996         1998          1997         1996
                                           -------------- ----------- ------------- ------------ ------------- ------------
Investment income:
 Income -- Dividends .....................  $10,556,556    2,044,748      105,411    14,231,938      528,437      668,828
 Expenses -- Mortality and expense
   risk charges (note 3) .................    1,053,686      799,242      414,206     1,251,175      811,338      358,846
                                            -----------    ---------      -------    ----------      -------      -------
Net investment income (expense) ..........    9,502,870    1,245,506     (308,795)   12,980,763     (282,901)     309,982
                                            -----------    ---------     --------    ----------     --------      -------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) ................      411,066      411,624     (122,299)    4,172,054    3,954,588      315,644
 Unrealized appreciation
   (depreciation) on investments .........    2,406,527    4,016,910      (80,937)   20,408,775    8,095,163    2,224,353
                                            -----------    ---------     --------    ----------    ---------    ---------
Net realized and unrealized gain
 (loss) on investments ...................    2,817,593    4,428,534     (203,236)   24,580,829   12,049,751    2,539,997
                                            -----------    ---------     --------    ----------   ----------    ---------
Increase (decrease) in net assets from
 operations ..............................  $12,320,463    5,674,040     (512,031)   37,561,592   11,766,850    2,849,979
                                            ===========    =========     ========    ==========   ==========    =========


                                                                PBHG INSURANCE SERIES FUND
                                             ----------------------------------------------------------------
                                             PBHG LARGE CAP GROWTH PORTFOLIO      PBHG GROWTH II PORTFOLIO
                                             -------------------------------   ------------------------------
                                                                PERIOD FROM                      PERIOD FROM
                                                  YEAR            MAY 1,            YEAR            MAY 1,
                                                  ENDED           1997 TO           ENDED          1997 TO
                                              DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                  1998             1997             1998             1997
                                             --------------   --------------   --------------   -------------
Investment income:
 Income -- Dividends .....................             --              --               --               --
 Expenses -- Mortality and expense
   risk charges (note 3) .................     $  106,500          17,112          119,244           30,512
                                                  -------          ------          -------           ------
Net investment income (expense) ..........       (106,500)        (17,112)        (119,244)         (30,512)
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) ................        282,909          13,525         (281,878)           7,643
 Unrealized appreciation
   (depreciation) on investments .........      2,025,080         149,898        1,029,558          (89,829)
                                                ---------         -------        ---------           -------
Net realized and unrealized gain
 (loss) on investments ...................      2,307,989         163,423          747,680          (82,186)
                                                ---------         -------          -------          --------
Increase (decrease) in net assets from
 operations ..............................     $2,201,489         146,311          628,436         (112,698)
                                                =========         =======          =======         =========


                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                     JANUS ASPEN SERIES (CONTINUED)
                                          ------------------------------------------------------------------------------------
                                                   AGGRESSIVE GROWTH PORTFOLIO                     GROWTH PORTFOLIO
                                          --------------------------------------------- --------------------------------------
                                                     YEAR ENDED DECEMBER 31,                   YEAR ENDED DECEMBER 31,
                                                1998            1997           1996         1998         1997         1996
                                          --------------- --------------- ------------- ------------ ------------ ------------
Investment income:
 Income -- Dividends ....................  $         --              --       755,467    17,061,080    5,821,316    3,316,849
 Expenses -- Mortality and expense
   risk charges (note 3) ................     1,431,833       1,187,720       880,271     3,390,909    2,533,302    1,496,337
                                           ------------       ---------       -------    ----------    ---------    ---------
Net investment income (expense) .........    (1,431,833)     (1,187,720)     (124,804)   13,670,171    3,288,014    1,820,512
                                           ------------      ----------      --------    ----------    ---------    ---------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain ......................    11,413,034       6,675,700     3,422,984    11,096,226    9,346,395    4,286,543
 Unrealized appreciation on
   investments ..........................    24,333,274       5,540,954       109,555    56,452,101   23,212,981   11,457,707
                                           ------------      ----------     ---------    ----------   ----------   ----------
Net realized and unrealized gain on
 investments ............................    35,746,308      12,216,654     3,532,539    67,548,327   32,559,376   15,744,250
                                           ------------      ----------     ---------    ----------   ----------   ----------
Increase in net assets from
 operations .............................  $ 34,314,475      11,028,934     3,407,735    81,218,498   35,847,390   17,564,762
                                           ============      ==========     =========    ==========   ==========   ==========


                                                                   JANUS ASPEN SERIES (CONTINUED)
                                                            --------------------------------------------
                                                                     WORLDWIDE GROWTH PORTFOLIO
                                                            --------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                                 1998            1997           1996
                                                            --------------   ------------   ------------
Investment income:
 Income -- Dividends ....................................    $17,147,178       4,490,822      2,094,632
 Expenses -- Mortality and expense risk charges
   (note 3) .............................................      5,690,337      3,656,021      1,418,611
                                                              ----------     ----------      ---------

Net investment income (expense) .........................     11,456,841         834,801        676,021
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain ......................................     46,111,510      11,585,008      5,069,677
 Unrealized appreciation on investments .................     41,481,543      32,530,512     18,944,795
                                                              ----------      -----------     ----------

Net realized and unrealized gain on investments .........     87,593,053      44,115,520     24,014,472
                                                              ----------      ----------    ------------
Increase in net assets from operations ..................     99,049,894      44,950,321     24,690,493
                                                              ==========      ==========     ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                     JANUS ASPEN SERIES (CONTINUED)
                                            ---------------------------------------------------------------------------------
                                                        BALANCED PORTFOLIO                    FLEXIBLE INCOME PORTFOLIO
                                            ------------------------------------------   ------------------------------------
                                                     YEAR ENDED DECEMBER 31,                   YEAR ENDED DECEMBER 31,
                                                 1998           1997          1996           1998         1997        1996
                                            -------------   -----------   ------------   -----------   ---------   ----------
Investment income:
 Income -- Dividends ....................    $ 5,350,454     1,376,630       283,521      1,625,697     699,223     288,802
 Expenses -- Mortality and expense
   risk charges (note 3) ................      1,445,276       445,275       113,425        300,350     120,354      40,424
                                             -----------     ---------       -------      ---------     -------     -------
Net investment income (expense) .........      3,905,178       931,355       170,096      1,325,347     578,869     248,378
                                             -----------     ---------       -------      ---------     -------     -------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain ......................      3,053,389     1,239,519       122,576        222,001      86,470       4,524
 Unrealized appreciation on
   investments ..........................     28,743,051     4,013,343       920,620         30,008     269,390      68,898
                                             -----------     ---------       -------      ---------     -------     -------
Net realized and unrealized gain on
 investments ............................     31,796,440     5,252,862     1,043,196        252,009     355,860      73,422
                                             -----------     ---------     ---------      ---------     -------     -------
Increase in net assets from
 operations .............................    $35,701,618     6,184,217     1,213,292      1,577,356     934,729     321,800
                                             ===========     =========     =========      =========     =======     =======


                                                                      JANUS ASPEN SERIES (CONTINUED)
                                                  -----------------------------------------------------------------------
                                                                                                 CAPITAL APPRECIATION
                                                        INTERNATIONAL GROWTH PORTFOLIO                PORTFOLIO
                                                  ------------------------------------------ ----------------------------
                                                                                PERIOD FROM                  PERIOD FROM
                                                                                  MAY 3,          YEAR          MAY 2,
                                                                                  1996 TO         ENDED        1997 TO
                                                    YEAR ENDED DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       1998          1997          1996           1998           1997
                                                  ------------- ------------- -------------- -------------- -------------
Investment income:
 Income -- Dividends ............................  $1,349,473       348,585        54,433         20,652         8,437
 Expenses -- Mortality and expense risk
   charges (note 3) .............................     895,918       516,236        45,378        149,815         9,981
                                                   ----------       -------        ------        -------         -----
Net investment income (expense) .................     453,555      (167,651)        9,055       (129,163)       (1,544)
                                                   ----------      --------        ------       --------        ------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain ..............................   7,205,182     3,329,942       187,391        336,728        31,894
 Unrealized appreciation on investments .........   1,486,427     1,235,644       586,615      7,532,890        12,182
                                                   ----------     ---------       -------      ---------        ------
Net realized and unrealized gain on
 investments ....................................   8,691,609     4,565,586       774,006      7,869,618        44,076
                                                   ----------     ---------       -------      ---------        ------
Increase in net assets from operations ..........  $9,145,164     4,397,935       783,061      7,740,455        42,532
                                                   ==========     =========       =======      =========        ======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                      GOLDMAN SACHS                           SALOMON BROTHERS
                                                   VARIABLE INSURANCE                          VARIABLE SERIES
                                                       TRUST FUND                                   FUND
                                             -------------------------------   -----------------------------------------------
                                               GROWTH AND         MID CAP         STRATEGIC                          TOTAL
                                                 INCOME           EQUITY            BOND           INVESTORS         RETURN
                                                  FUND             FUND             FUND             FUND             FUND
                                             --------------   --------------   --------------   --------------   -------------
                                               PERIOD FROM      PERIOD FROM      PERIOD FROM      PERIOD FROM     PERIOD FROM
                                                 MAY 12,          MAY 8,         OCTOBER 22,     NOVEMBER 27,     OCTOBER 30,
                                                 1998 TO          1998 TO          1998 TO          1998 TO         1998 TO
                                              DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                  1998             1998             1998             1998             1998
                                             --------------   --------------   --------------   --------------   -------------
Investment income:
 Income -- Dividends .....................     $  35,739           27,603           6,068              45             5,946
 Expenses -- Mortality and expense
   risk charges (note 3) .................        15,729           15,427             211               5               148
                                               ---------           ------           -----              --             -----
Net investment income ....................        20,010           12,176           5,857              40             5,798
                                               ---------           ------           -----              --             -----
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) ................       (32,043)         (72,641)            322              --                 1
 Unrealized appreciation
   (depreciation) on investments .........        40,081           12,789          (4,823)            321            (2,958)
                                               ---------          -------          ------             ---            ------
Net realized and unrealized gain
 (loss) on investments ...................         8,038          (59,852)         (4,501)            321            (2,957)
                                               ---------          -------          ------             ---            ------
Increase (decrease) in net assets from
 operations ..............................     $  28,048          (47,676)          1,356             361             2,841
                                               =========          =======          ======             ===            ======

                See accompanying notes to financial statements.

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                           GE INVESTMENTS FUNDS, INC.
                                                 ------------------------------------------------------------------------------
                                                                     S&P 500                               GOVERNMENT
                                                                      INDEX                                SECURITIES
                                                                      FUND                                    FUND
                                                 ----------------------------------------------- ------------------------------
                                                                                                      PERIOD           YEAR
                                                                                                       ENDED          ENDED
                                                             YEAR ENDED DECEMBER 31,               DECEMBER 11,    DECEMBER 31,
                                                       1998           1997            1996             1997            1996
                                                 --------------- -------------- ---------------- ---------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...............  $   8,524,010     2,645,157       22,942,876         (147,796)    1,165,729
 Net realized gain (loss) ......................      8,830,544      (899,446)       1,510,464         (242,895)      (68,248)
 Unrealized appreciation
   (depreciation) on investments ...............     35,731,485    21,611,136      (16,204,375)         987,049      (995,503)
                                                  -------------    ----------      -----------         --------     ---------
Increase in net assets from operations .........     53,086,039    23,356,847        8,248,965          596,358       101,978
                                                  -------------    ----------      -----------         --------     ---------
From capital transactions:
 Net premiums ..................................     53,735,217    40,575,050       18,225,715        1,053,538     3,734,757
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ..............................     (1,018,619)   (1,735,027)         (77,864)         (64,230)      (76,802)
   Surrenders ..................................    (11,869,972)   (3,415,596)      (1,079,082)        (666,510)     (492,750)
   Administrative expense (note 3) .............       (193,962)     (102,362)         (45,091)         (18,501)      (21,731)
   Transfer gain (loss) and transfer
    fees .......................................        623,320        (4,503)           7,463          (36,688)        8,420
 Transfers (to) from the Guarantee
   Account (note 1) ............................     40,155,936    14,747,561        3,139,208          827,432       135,548
 Interfund transfers ...........................     20,883,117    24,135,903        5,665,381      (14,821,369)      (65,339)
                                                  -------------    ----------      -----------      -----------     ---------
Increase (decrease) in net assets from
 capital transactions ..........................    102,315,037    74,201,026       25,835,730      (13,726,328)    3,222,103
                                                  -------------    ----------      -----------      -----------     ---------
Increase (decrease) in net assets ..............    155,401,076    97,557,873       34,084,695      (13,129,970)    3,324,081
Net assets at beginning of year ................    153,426,324    55,868,451       21,783,756       13,129,970     9,805,889
                                                  -------------    ----------      -----------      -----------     ---------
Net assets at end of year ......................  $ 308,827,400   153,426,324       55,868,451               --    13,129,970
                                                  =============   ===========      ===========      ===========    ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                         GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                     -----------------------------------------------
                                                    MONEY MARKET FUND
                                     -----------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                                           1998            1997            1996
                                     --------------- --------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income
   (expense) .......................  $   6,916,677      4,205,545       4,224,053
 Net realized gain (loss) ..........        545,381     (4,421,730)      1,686,452
 Unrealized appreciation
   (depreciation) on
   investments .....................       (545,381)     4,383,879      (2,984,484)
                                      -------------     ----------      ----------
Increase in net assets from
 operations ........................      6,916,677      4,167,694       2,926,021
                                      -------------     ----------      ----------
From capital transactions:
 Net premiums ......................    103,629,024    107,140,555     153,728,177
 Transfers (to) from the
   general account of Life of
   Virginia:
   Death benefits ..................     (4,961,886)    (1,753,311)       (781,386)
   Surrenders ......................    (46,255,514)   (18,383,973)     (8,255,412)
   Administrative expense
    (note 3) .......................       (222,910)      (134,339)        (78,769)
   Transfer gain (loss) and
    transfer fees ..................      6,222,666       (130,614)         28,173
 Transfers (to) from the
   Guarantee Account
   (note 1) ........................     24,299,736     10,195,112       4,298,099
 Interfund transfers ...............      5,214,444    (67,593,593)    (93,981,321)
                                      -------------    -----------     -----------
Increase (decrease) in net assets
 from capital transactions .........     87,925,560     29,339,837      54,957,561
                                      -------------    -----------     -----------
Increase (decrease) in net
 assets ............................     94,842,237     33,507,531      57,883,582
Net assets at beginning of year.....    123,694,704     90,187,173       2,200,980
                                      -------------    -----------     -----------
Net assets at end of year ..........  $ 218,536,941    123,694,704      60,084,562
                                      =============    ===========     ===========



                                         GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                     -----------------------------------------------
                                                    TOTAL RETURN FUND
                                     -----------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                                           1998            1997            1996
                                     --------------- --------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income
   (expense) .......................     2,668,826       5,602,393       8,962,291
 Net realized gain (loss) ..........      (144,205)       (454,827)        614,446
 Unrealized appreciation
   (depreciation) on
   investments .....................     5,408,858         657,828      (6,827,262)
                                         ---------       ---------      ----------
Increase in net assets from
 operations ........................     7,933,479       5,805,394       2,749,475
                                         ---------       ---------      ----------
From capital transactions:
 Net premiums ......................     7,103,374       5,641,626       8,515,814
 Transfers (to) from the
   general account of Life of
   Virginia:
   Death benefits ..................      (336,462)       (271,179)       (153,153)
   Surrenders ......................    (3,264,071)     (2,558,265)       (946,894)
   Administrative expense
    (note 3) .......................       (63,853)        (60,731)        (51,588)
   Transfer gain (loss) and
    transfer fees ..................        76,515         (15,082)        (69,616)
 Transfers (to) from the
   Guarantee Account
   (note 1) ........................     9,157,868       2,622,768         919,901
 Interfund transfers ...............       974,377        (231,875)         75,151
                                        ----------      ----------      ----------
Increase (decrease) in net assets
 from capital transactions .........    13,647,748       5,127,262       8,289,615
                                        ----------      ----------      ----------
Increase (decrease) in net
 assets ............................    21,581,227      10,932,656      11,039,090
Net assets at beginning of year.....    44,527,117      33,594,461      22,555,371
                                        ----------      ----------      ----------
Net assets at end of year ..........    66,108,344      44,527,117      33,594,461
                                        ==========      ==========      ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                              GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                          ------------------------------------------------------------------------------
                                                    INTERNATIONAL EQUITY FUND             REAL ESTATE SECURITIES FUND
                                          --------------------------------------------- --------------------------------
                                                     YEAR ENDED DECEMBER 31,                YEAR ENDED DECEMBER 31,
                                                1998            1997           1996           1998             1997
                                          --------------- --------------- ------------- ---------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income ..................  $  1,294,582       2,572,712       999,110        3,136,084       5,164,666
 Net realized gain (loss) ...............       441,842         665,649        86,537         (878,569)      2,710,582
 Unrealized appreciation
   (depreciation) on
   investments ..........................     2,296,938      (1,565,382)      (11,119)     (12,908,191)     (1,305,117)
                                           ------------      ----------       -------      -----------      ----------
Increase (decrease) in net assets
 from operations ........................     4,033,362       1,672,979     1,074,528      (10,650,676)      6,570,131
                                           ------------      ----------     ---------      -----------      ----------
 Net premiums ...........................       985,487       1,854,537     2,563,735        5,008,291      10,679,221
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .......................       (49,268)         (2,360)       (3,522)        (182,572)        (18,462)
   Surrenders ...........................      (558,600)       (349,063)     (103,501)      (1,142,178)       (654,786)
   Administrative expense
    (note 3) ............................       (13,254)        (10,458)       (6,060)         (30,467)        (19,846)
   Transfer gain and transfer
    fees ................................      (258,988)         49,348       (92,027)        (443,138)        122,915
   Capital contribution .................            --              --    10,925,561               --              --
 Transfers from the Guarantee
   Account (note 1) .....................     1,469,927       1,095,648       557,466        6,836,059       4,443,497
 Interfund transfers ....................    (1,665,448)        664,758     1,263,184       (5,533,571)      5,849,780
                                           ------------      ----------    ----------      -----------      ----------
Increase (decrease) in net assets
 from capital transactions ..............       (90,144)      3,302,410    15,104,836        4,512,424      20,402,319
                                           ------------      ----------    ----------      -----------      ----------
Increase (decrease) in net assets .......     3,943,218       4,975,389    16,179,364       (6,138,252)     26,972,450
Net assets at beginning of
 period .................................    22,876,533      17,901,144     1,721,780       52,683,797      25,711,347
                                           ------------      ----------    ----------      -----------      ----------
Net assets at end of period .............  $ 26,819,751      22,876,533    17,901,144       46,545,545      52,683,797
                                           ============      ==========    ==========      ===========      ==========



                                           REAL ESTATE
                                            SECURITIES
                                               FUND
                                          --------------
                                            YEAR ENDED
                                           DECEMBER 31,
                                               1996
                                          --------------
Increase (decrease) in net assets
From operations:
 Net investment income ..................    1,578,261
 Net realized gain (loss) ...............      299,159
 Unrealized appreciation
   (depreciation) on
   investments ..........................    4,059,521
                                             ---------
Increase (decrease) in net assets
 from operations ........................    5,936,941
                                             ---------
 Net premiums ...........................    2,949,990
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .......................           --
   Surrenders ...........................      (41,760)
   Administrative expense
    (note 3) ............................       (3,136)
   Transfer gain and transfer
    fees ................................     (107,856)
   Capital contribution .................           --
 Transfers from the Guarantee
   Account (note 1) .....................      539,647
 Interfund transfers ....................    4,063,439
                                             ---------
Increase (decrease) in net assets
 from capital transactions ..............    7,400,324
                                             ---------
Increase (decrease) in net assets .......   13,337,265
Net assets at beginning of
 period .................................   12,374,082
                                            ----------
Net assets at end of period .............   25,711,347
                                            ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                      -----------------------------------------------------------
                                           GLOBAL INCOME FUND             VALUE EQUITY FUND
                                      ----------------------------- -----------------------------
                                                       PERIOD FROM                   PERIOD FROM
                                           YEAR          MAY 1,          YEAR          MAY 1,
                                           ENDED         1997 TO         ENDED         1997 TO
                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           1998           1997           1998           1997
                                      -------------- -------------- -------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income ..............   $  526,279    $   297,690        770,580        104,481
 Net realized gain (loss) ...........       96,320          2,417        576,810        357,048
 Unrealized appreciation
   (depreciation) on
   investments ......................      337,555       (124,348)      (292,099)       885,799
                                        ----------    -----------       --------        -------
Increase (decrease) in net assets
 from operations ....................      960,154        175,759      1,055,291      1,347,328
                                        ----------    -----------      ---------      ---------
 Net premiums .......................      600,772        198,123      9,579,320      3,244,942
 Transfers (to) from the
   general account of Life of
   Virginia:
   Death benefits ...................           --             --        (25,562)        (1,960)
   Surrenders .......................      (63,958)        (5,701)    (1,731,724)       (75,503)
   Administrative expense
    (note 3) ........................           --           (209)       (18,611)        (1,938)
   Transfer gain and transfer
    fees ............................       (1,623)          (472)     1,014,745         15,109
   Capital contribution .............       45,130      5,000,000             --      3,000,000
 Transfers from the Guarantee
   Account (note 1) .................      986,575        234,749      8,817,658      2,034,025
 Interfund transfers ................    1,028,376        513,049      4,550,014      6,338,005
                                        ----------    -----------     ----------      ---------
Increase (decrease) in net assets
 from capital transactions ..........    2,595,272      5,939,539     22,185,840     14,552,680
                                        ----------    -----------     ----------     ----------
Increase (decrease) in net
 assets .............................    3,555,426      6,115,298     23,241,131     15,900,008
Net assets at beginning of
 period .............................    6,115,298             --     15,900,008             --
                                        ----------    -----------     ----------     ----------
Net assets at end of period .........   $9,670,724      6,115,298     39,141,139     15,900,008
                                        ==========    ===========     ==========     ==========



                                        GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                      -------------------------------------------
                                                                         U.S.
                                                                        EQUITY
                                               INCOME FUND               FUND
                                      ----------------------------- -------------
                                                       PERIOD FROM   PERIOD FROM
                                           YEAR       DECEMBER 12,      MAY 4,
                                           ENDED         1997 TO       1998 TO
                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           1998           1997           1998
                                      -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income ..............  $ 1,571,415         43,837        46,070
 Net realized gain (loss) ...........      335,927         (6,710)        9,452
 Unrealized appreciation
   (depreciation) on
   investments ......................     (245,492)       (12,199)      153,754
                                         ---------        -------       -------
Increase (decrease) in net assets
 from operations ....................    1,661,850         24,928       209,276
                                         ---------        -------       -------
 Net premiums .......................    1,921,255         19,521       864,801
 Transfers (to) from the
   general account of Life of
   Virginia:
   Death benefits ...................     (145,003)            --            --
   Surrenders .......................   (1,961,475)       (59,137)       (8,236)
   Administrative expense
    (note 3) ........................      (34,884)        (2,414)         (374)
   Transfer gain and transfer
    fees ............................     (172,635)          (467)        4,703
   Capital contribution .............           --             --            --
 Transfers from the Guarantee
   Account (note 1) .................    4,132,905         52,096       500,876
 Interfund transfers ................    6,911,104     21,976,333       629,934
                                        ----------     ----------       -------
Increase (decrease) in net assets
 from capital transactions ..........   10,651,267     21,985,932     1,991,704
                                        ----------     ----------     ---------
Increase (decrease) in net
 assets .............................   12,313,117     22,010,860     2,200,980
Net assets at beginning of
 period .............................   22,010,860             --            --
                                        ----------     ----------     ---------
Net assets at end of period .........   34,323,977     22,010,860     2,200,980
                                        ==========     ==========     =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                 ------------------------------------------------------------------------------
                                                           MONEY FUND                              BOND FUND
                                                 ------------------------------ -----------------------------------------------
                                                     PERIOD           YEAR
                                                      ENDED          ENDED
                                                  DECEMBER 11,    DECEMBER 31,              YEAR ENDED DECEMBER 31,
                                                      1997            1996            1998            1997            1996
                                                 -------------- --------------- --------------- --------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income .........................  $     84,803        134,874         696,844       1,822,818       1,437,401
 Net realized gain .............................            --             --         557,479         187,695         106,242
 Unrealized appreciation
   (depreciation) on investments ...............            --             --       1,205,533         663,371        (442,815)
                                                  ------------        -------       ---------       ---------       ---------
Increase in net assets from operations .........        84,803        134,874       9,138,791       2,673,884       1,100,828
                                                  ------------        -------       ---------       ---------       ---------
From capital transactions:
 Net premiums ..................................           440          1,000       6,231,291       3,472,666       6,447,661
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ..............................            --        (25,650)       (410,382)       (234,610)       (255,232)
   Surrenders ..................................            --       (248,877)     (4,432,337)     (2,350,488)     (1,174,644)
   Administrative expense (note 3) .............            --         (7,741)        (55,996)        (53,814)        (47,633)
   Transfer gain (loss) and transfer
    fees .......................................        (4,611)        (6,711)        (86,859)        (12,509)         15,212
 Transfers (to) from the Guarantee
   Account (note 1) ............................        (9,897)       (72,686)      8,638,887       3,535,189       1,424,034
 Interfund transfers ...........................    (2,736,806)    (1,858,335)     10,655,917       1,076,424       1,248,636
                                                  ------------     ----------      ----------      ----------      ----------
Increase (decrease) in net assets from
 capital transactions ..........................    (2,750,874)    (2,219,000)     20,540,521       5,432,858       7,658,034
                                                  ------------     ----------      ----------      ----------      ----------
Increase (decrease) in net assets ..............    (2,666,071)    (2,084,126)     29,679,312       8,106,742       8,758,862
Net assets at beginning of year ................     2,750,676      4,834,802      39,745,683      31,638,941      22,880,079
                                                  ------------     ----------      ----------      ----------      ----------
Net assets at end of year ......................  $         --      2,750,676      69,424,995      39,745,683      31,638,941
                                                  ============     ==========      ==========      ==========      ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                             OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                      --------------------------------------------------------------------------------------------
                                                CAPITAL APPRECIATION FUND                             GROWTH FUND
                                      ---------------------------------------------- ---------------------------------------------
                                                 YEAR ENDED DECEMBER 31,                        YEAR ENDED DECEMBER 31,
                                            1998            1997           1996            1998           1997           1996
                                      ---------------- -------------- -------------- --------------- -------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income ..............  $   3,259,314      5,840,622      4,562,994      12,397,835      3,539,022      2,510,530
 Net realized gain ..................     19,896,478      6,868,228      6,301,279      19,777,101      5,826,603      1,959,742
 Unrealized appreciation
   (depreciation) on
   investments ......................       (396,149)     5,927,622      7,478,382         922,343     11,621,155      5,568,726
                                       -------------      ---------      ---------      ----------     ----------      ---------
Increase in net assets from
 operations .........................     22,759,643     18,636,472     18,342,655      33,097,279     20,986,780     10,038,998
                                       -------------     ----------     ----------      ----------     ----------     ----------
From capital transactions:
 Net premiums .......................      9,377,106     25,418,900     35,523,585      17,725,498     31,719,458     15,322,231
 Transfers (to) from the
   general account of Life of
   Virginia:
   Death benefits ...................       (796,601)      (450,528)      (577,949)       (894,216)      (350,617)      (246,052)
   Surrenders .......................    (11,332,990)    (7,755,383)    (5,679,609)     (9,299,680)    (5,238,134)    (1,802,707)
   Administrative expense
    (note 3) ........................       (280,687)      (291,649)      (237,053)       (184,119)      (138,883)       (79,593)
   Transfer gain (loss) and
    transfer fees ...................     (1,028,582)       (53,714)      (234,268)         (3,882)       (28,403)        (9,390)
 Transfers (to) from the
   Guarantee Account
   (note 1) .........................     11,708,764     13,461,161      5,093,547      17,267,813     12,928,357      2,323,647
 Interfund transfers ................    (20,227,182)        37,796     16,982,928      (7,357,815)    11,277,889      8,265,699
                                       -------------     ----------     ----------      ----------     ----------     ----------
Increase (decrease) in net assets
 from capital transactions ..........    (12,580,172)    30,366,583     50,871,181      17,253,599     50,169,667     23,773,835
                                       -------------     ----------     ----------      ----------     ----------     ----------
Increase (decrease) in net
 assets .............................     10,179,471     49,003,055     69,213,836      50,350,878     71,156,447     33,812,833
Net assets at beginning
 of year ............................    207,847,236    158,844,181     89,630,345     139,015,816     67,859,369     34,046,536
                                       -------------    -----------     ----------     -----------     ----------     ----------
Net assets at end of year ...........  $ 218,026,707    207,847,236    158,844,181     189,366,694    139,015,816     67,859,369
                                       =============    ===========    ===========     ===========    ===========     ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                           ----------------------------------------------
                                                         HIGH INCOME FUND
                                           ---------------------------------------------
                                                      YEAR ENDED DECEMBER 31,
                                                 1998           1997           1996
                                           --------------- -------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income ...................  $   5,360,707     7,741,474      5,561,338
 Net realized gain (loss) ................        (99,049)    1,298,149        763,575
 Unrealized appreciation
   (depreciation) on investments .........     (7,301,468)    2,089,422      2,079,281
                                            -------------     ---------      ---------
Increase (decrease) in net assets from
 operations ..............................     (2,039,810)   11,129,045      8,404,194
                                            -------------    ----------      ---------
From capital transactions:
 Net premiums ............................     13,886,757    21,931,355     22,356,655
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ........................     (1,060,654)     (689,590)      (693,092)
   Surrenders ............................    (10,775,891)   (5,920,831)    (2,655,530)
   Administrative expense (note 3) .......       (189,819)     (139,006)      (100,320)
   Transfer gain (loss) and transfer
    fees .................................       (612,294)     (112,330)       (25,953)
 Transfers (to) from the Guarantee
   Account (note 1) ......................     20,861,727    12,750,648      3,777,050
 Interfund transfers .....................     (4,351,060)   23,573,698      9,730,803
                                            -------------    ----------     ----------
Increase in net assets from capital
 transactions ............................     17,758,766    51,393,944     32,389,613
                                            -------------    ----------     ----------
Increase in net assets ...................     15,718,956    62,522,989     40,793,807
Net assets at beginning of year ..........    148,285,626    85,762,637     44,968,830
                                            -------------    ----------     ----------
Net assets at end of year ................  $ 164,004,582   148,285,626     85,762,637
                                            =============   ===========     ==========



                                           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                           -----------------------------------------------
                                                      MULTIPLE STRATEGIES FUND
                                           -----------------------------------------------
                                                       YEAR ENDED DECEMBER 31,
                                                 1998            1997            1996
                                           --------------- --------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income ...................     3,799,319       3,690,801       2,771,962
 Net realized gain (loss) ................     1,712,582       1,435,981         701,256
 Unrealized appreciation
   (depreciation) on investments .........    (1,662,556)      4,025,778       2,786,345
                                              ----------       ---------       ---------
Increase (decrease) in net assets from
 operations ..............................     3,849,345       9,152,560       6,259,563
                                              ----------       ---------       ---------
From capital transactions:
 Net premiums ............................     5,911,134       9,089,218       8,520,761
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ........................      (527,685)       (332,263)       (389,751)
   Surrenders ............................    (6,115,145)     (4,493,985)     (2,097,537)
   Administrative expense (note 3) .......      (118,214)       (119,442)       (104,392)
   Transfer gain (loss) and transfer
    fees .................................      (298,427)         (8,995)        (27,395)
 Transfers (to) from the Guarantee
   Account (note 1) ......................     8,281,940       4,101,390       1,507,791
 Interfund transfers .....................    (3,251,940)        516,158         198,943
                                              ----------      ----------      ----------
Increase in net assets from capital
 transactions ............................     3,881,663       8,752,081       7,608,420
                                              ----------      ----------      ----------
Increase in net assets ...................     7,731,008      17,904,641      13,867,983
Net assets at beginning of year ..........    72,023,553      54,118,912      40,250,929
                                              ----------      ----------      ----------
Net assets at end of year ................    79,754,561      72,023,553      54,118,912
                                              ==========      ==========      ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                          VARIABLE INSURANCE PRODUCTS FUND
                                                      ------------------------------------------------------------------------
                                                            MONEY MARKET PORTFOLIO                HIGH INCOME PORTFOLIO
                                                      -----------------------------------   ----------------------------------
                                                           PERIOD              YEAR              PERIOD              YEAR
                                                            ENDED              ENDED              ENDED             ENDED
                                                        DECEMBER 11,       DECEMBER 31,       DECEMBER 11,       DECEMBER 31,
                                                            1997               1996               1997               1996
                                                      ----------------   ----------------   ----------------   ---------------
Increase (decrease) in net assets
From operations:
 Net investment income ............................    $     630,902          1,272,122          1,653,064         2,447,710
 Net realized gain ................................               --                 --          4,673,705           479,085
 Unrealized appreciation (depreciation) on
   investments ....................................               --                 --         (2,814,608)          308,688
                                                       -------------          ---------         ----------         ---------
Increase in net assets from operations ............          630,902          1,272,122          3,512,161         3,235,483
                                                       -------------          ---------         ----------         ---------
From capital transactions:
 Net premiums .....................................          (28,472)           117,921              8,207          (248,987)
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .................................         (193,170)          (458,667)           (66,792)          (33,131)
   Surrenders .....................................       (1,206,916)        (2,213,343)        (2,281,288)       (1,859,776)
   Administrative expense (note 3) ................          (39,130)           (65,257)           (46,012)          (54,571)
   Transfer gain (loss) and transfer fees .........           86,971           (204,381)           (18,007)          (14,545)
 Transfers (to) from the Guarantee Account
   (note 1) .......................................          (27,901)          (661,457)           (23,044)         (109,624)
 Interfund transfers ..............................      (21,205,932)       (23,959,305)       (25,886,326)       (7,008,575)
                                                       -------------        -----------        -----------        ----------
Increase (decrease) in net assets from capital
 transactions .....................................      (22,614,550)       (27,444,489)       (28,313,262)       (9,329,209)
                                                       -------------        -----------        -----------        ----------
Increase (decrease) in net assets .................      (21,983,648)       (26,172,367)       (24,801,101)       (6,093,726)
Net assets at beginning of year ...................       21,983,648         48,156,015         24,801,101        30,894,827
                                                       -------------        -----------        -----------        ----------
Net assets at end of year .........................    $          --         21,983,648                 --        24,801,101
                                                       =============        ===========        ===========        ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                        VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                      -------------------------------------------------
                                                   EQUITY-INCOME PORTFOLIO
                                      -------------------------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                            1998             1997             1996
                                      ---------------- ---------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income ..............  $  31,720,678    $   35,860,097      8,352,818
 Net realized gain ..................     40,058,923        15,417,526      9,394,625
 Unrealized appreciation
   (depreciation) on
   investments ......................     (9,194,909)       65,899,106     23,601,942
                                       -------------    --------------     ----------
Increase in net assets from
 operations .........................     62,584,692       117,176,729     41,349,385
                                       -------------    --------------     ----------
From capital transactions:
 Net premiums .......................     46,774,052        78,673,490     91,217,558
 Transfers (to) from the
   general account of Life of
   Virginia:
   Death benefits ...................     (3,800,272)       (3,144,602)    (2,317,929)
   Surrenders .......................    (39,388,010)      (22,544,378)   (12,923,609)
   Administrative expense
    (note 3) ........................       (787,804)         (744,663)      (565,181)
   Transfer gain (loss) and
    transfer fees ...................     (4,002,591)         (156,609)       (81,577)
 Transfers (to) from the
   Guarantee Account
   (note 1) .........................     49,734,168        34,236,802     14,669,920
 Interfund transfers ................    (32,464,680)        4,787,401     12,688,430
                                       -------------    --------------    -----------
Increase (decrease) in net assets
 from capital transactions ..........     16,064,863        91,107,441    102,687,612
                                       -------------    --------------    -----------
Increase (decrease) in net
 assets .............................     78,649,555       208,284,170    144,036,997
Net assets at beginning
 of year ............................    613,582,772       405,298,602    261,261,605
                                       -------------    --------------    -----------
Net assets at end of year ...........  $ 692,232,327       613,582,772    405,298,602
                                       =============    ==============    ===========



                                       VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                      -----------------------------------------------
                                                     GROWTH PORTFOLIO
                                      -----------------------------------------------
                                                  YEAR ENDED DECEMBER 31,
                                            1998            1997            1996
                                      --------------- --------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income ..............    39,280,926       5,677,010      11,069,102
 Net realized gain ..................    17,030,101      14,576,544       9,229,819
 Unrealized appreciation
   (depreciation) on
   investments ......................    58,825,099      34,536,532       6,990,625
                                         ----------      ----------      ----------
Increase in net assets from
 operations .........................   115,136,126      54,790,086      27,289,546
                                        -----------      ----------      ----------
From capital transactions:
 Net premiums .......................    15,214,848      19,742,111      40,351,417
 Transfers (to) from the
   general account of Life of
   Virginia:
   Death benefits ...................    (2,191,698)     (1,127,415)     (1,395,457)
   Surrenders .......................   (23,927,419)    (15,488,583)     (8,362,725)
   Administrative expense
    (note 3) ........................      (510,394)       (502,085)       (441,506)
   Transfer gain (loss) and
    transfer fees ...................    (1,467,259)        (84,076)       (243,398)
 Transfers (to) from the
   Guarantee Account
   (note 1) .........................     9,000,692       9,277,787       7,334,280
 Interfund transfers ................    (8,701,771)     (3,139,585)     (3,259,632)
                                        -----------     -----------      ----------
Increase (decrease) in net assets
 from capital transactions ..........   (12,583,001)      8,678,154      33,982,979
                                        -----------     -----------      ----------
Increase (decrease) in net
 assets .............................   102,553,125      63,468,240      61,272,525
Net assets at beginning
 of year ............................   315,013,607     251,545,367     190,272,842
                                        -----------     -----------     -----------
Net assets at end of year ...........   417,566,732     315,013,607     251,545,367
                                        ===========     ===========     ===========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                        VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                       ----------------------------------------------
                                                     OVERSEAS PORTFOLIO
                                       ----------------------------------------------
                                                  YEAR ENDED DECEMBER 31,
                                             1998            1997           1996
                                       --------------- --------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income
  (expense) ..........................  $   7,055,630      7,902,090      1,063,898
 Net realized gain ...................     12,998,779      6,802,686      2,693,770
 Unrealized appreciation
  (depreciation) on investments.......     (6,292,784)    (3,387,543)     7,585,836
                                        -------------     ----------      ---------
Increase in net assets from
 operations ..........................     13,761,625     11,317,233     11,343,504
                                        -------------     ----------     ----------
From capital transactions:
 Net premiums ........................      1,843,855      5,009,263     11,020,984
 Transfers (to) from the general
  account of Life of Virginia:
  Death benefits .....................       (439,740)      (527,674)      (528,522)
  Surrenders .........................     (6,306,537)    (5,102,924)    (3,972,175)
  Administrative expense
    (note 3) .........................       (183,116)      (220,173)      (214,759)
  Transfer gain (loss) and
    transfer fees ....................     (1,416,329)       (38,435)       (85,300)
 Transfers (to) from Guarantee
   Account (note 1) ..................      2,209,192      3,378,950      3,116,987
 Interfund transfers .................    (14,310,296)   (12,846,872)    (4,620,473)
                                        -------------    -----------     ----------
Increase (decrease) in net assets
 from capital transactions ...........    (18,602,971)   (10,347,865)     4,716,742
                                        -------------    -----------     ----------
Increase (decrease) in net assets ....     (4,841,346)       969,368     16,060,246
Net assets at beginning of period ....    108,304,621    107,335,253     91,275,007
                                        -------------    -----------     ----------
Net assets at end of period ..........  $ 103,463,275    108,304,621    107,335,253
                                        =============    ===========    ===========



                                             VARIABLE INSURANCE PRODUCTS FUND II
                                       -----------------------------------------------
                                                   ASSET MANAGER PORTFOLIO
                                       -----------------------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                             1998            1997            1996
                                       --------------- --------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income
  (expense) ..........................    55,400,077      47,434,844      23,741,639
 Net realized gain ...................    12,994,733       9,093,636       7,507,674
 Unrealized appreciation
  (depreciation) on investments.......    (5,404,033)     24,430,304      23,008,153
                                          ----------      ----------      ----------
Increase in net assets from
 operations ..........................    62,990,777      80,958,784      54,257,466
                                          ----------      ----------      ----------
From capital transactions:
 Net premiums ........................    10,264,331      12,956,133      15,580,792
 Transfers (to) from the general
  account of Life of Virginia:
  Death benefits .....................    (2,712,196)     (2,389,147)     (3,090,108)
  Surrenders .........................   (43,729,546)    (26,860,066)    (23,863,347)
  Administrative expense
    (note 3) .........................    (1,091,339)     (1,170,300)     (1,159,170)
  Transfer gain (loss) and
    transfer fees ....................    (6,077,325)     (5,281,252)     (2,150,299)
Transfers (to) from Guarantee
 Account (note 1) ....................     9,427,060       4,580,560       2,112,849
 Interfund transfers .................   (12,459,422)    (14,758,069)    (31,512,425)
                                         -----------     -----------     -----------
Increase (decrease) in net assets
 from capital transactions ...........   (46,378,437)    (32,922,141)    (44,081,708)
                                         -----------     -----------     -----------
Increase (decrease) in net assets ....    16,612,340      48,036,643      10,175,758
Net assets at beginning of period ....   483,874,812     435,838,169     425,662,411
                                         -----------     -----------     -----------
Net assets at end of period ..........   500,487,152     483,874,812     435,838,169
                                         ===========     ===========     ===========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                      VARIABLE INSURANCE
                                                 PRODUCTS FUND II (CONTINUED)
                                        ----------------------------------------------
                                                     CONTRAFUND PORTFOLIO
                                        ----------------------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                              1998            1997           1996
                                        ---------------- -------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income
  (expense) ...........................  $  10,673,505      2,084,354       (688,227)
 Net realized gain ....................     14,314,697      9,468,307      2,738,082
 Unrealized appreciation
  (depreciation) on
  investments .........................     47,868,379     26,750,686     17,275,767
                                         -------------     ----------     ----------
Increase in net assets from
 operations ...........................     72,856,581     38,303,347     19,325,622
                                         -------------     ----------     ----------
From capital transactions:
 Net premiums .........................     25,285,801     39,049,020     41,520,289
 Transfers (to) from the general
  account of Life of Virginia:
  Death benefits ......................     (1,246,412)      (778,781)      (569,391)
  Surrenders ..........................    (13,148,361)    (7,578,528)    (3,409,236)
  Administrative expense
    (note 3) ..........................       (296,892)      (239,385)      (139,550)
  Transfer gain (loss) and
    transfer fees .....................       (122,549)        (1,813)        (6,491)
 Transfers (to) from Guarantee
  Account (note 1) ....................     25,805,412     20,874,655      8,894,897
 Interfund transfers ..................     (7,547,010)     9,642,188     15,486,630
                                         -------------     ----------     ----------
Increase (decrease) in net assets
 from capital transactions ............     28,729,989     60,967,356     61,777,148
                                         -------------     ----------     ----------
Increase (decrease) in net assets .....    101,586,570     99,270,703     81,102,770
Net assets at beginning
 of period ............................    242,137,396    142,866,693     61,763,923
                                         -------------    -----------     ----------
Net assets at end of period ...........  $ 343,723,966    242,137,396    142,866,693
                                         =============    ===========    ===========



                                                            VARIABLE INSURANCE
                                                       PRODUCTS FUND II (CONTINUED)
                                        ----------------------------------------------------------
                                                  GROWTH &                       GROWTH
                                              INCOME PORTFOLIO          OPPORTUNITIES PORTFOLIO
                                        ----------------------------- ----------------------------
                                                         PERIOD FROM                  PERIOD FROM
                                             YEAR          MAY 1,          YEAR          MAY 1,
                                             ENDED         1997 TO         ENDED        1997 TO
                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             1998           1997           1998           1997
                                        -------------- -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income
  (expense) ...........................     (317,406)       (53,296)       498,381       (69,440)
 Net realized gain ....................      983,225        103,153        378,467        67,071
 Unrealized appreciation
  (depreciation) on
  investments .........................    7,912,728        458,100      6,815,534     1,055,758
                                           ---------        -------      ---------     ---------
Increase in net assets from
 operations ...........................    8,578,547        507,957      7,692,382     1,053,389
                                           ---------        -------      ---------     ---------
From capital transactions:
 Net premiums .........................   13,303,380      5,782,503     10,151,968     6,759,512
 Transfers (to) from the general
  account of Life of Virginia:
  Death benefits ......................     (688,026)        (2,062)      (104,398)      (11,218)
  Surrenders ..........................   (1,264,908)      (116,741)    (1,515,091)     (178,411)
  Administrative expense
    (note 3) ..........................      (29,641)        (3,046)       (29,463)       (4,370)
  Transfer gain (loss) and
    transfer fees .....................      732,615        358,955        483,076           734
 Transfers (to) from Guarantee
  Account (note 1) ....................   10,185,026      2,665,501     10,705,328     2,684,605
 Interfund transfers ..................   10,322,368      6,515,155      9,164,481     6,783,534
                                          ----------      ---------     ----------     ---------
Increase (decrease) in net assets
 from capital transactions ............   32,560,814     15,200,265     28,855,901    16,034,386
                                          ----------     ----------     ----------    ----------
Increase (decrease) in net assets .....   41,139,361     15,708,222     36,548,283    17,087,775
Net assets at beginning
 of period ............................   15,708,222             --     17,087,775            --
                                          ----------     ----------     ----------    ----------
Net assets at end of period ...........   56,847,583     15,708,222     53,636,058    17,087,775
                                          ==========     ==========     ==========    ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                               NEUBERGER & BERMAN ADVISERS
                                                    MANAGEMENT TRUST
                                             -------------------------------
                                                   BALANCED PORTFOLIO
                                             -------------------------------
                                                  PERIOD           YEAR
                                                   ENDED           ENDED
                                               DECEMBER 11,    DECEMBER 31,
                                                   1997            1996
                                             ---------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income .....................  $    1,655,053     4,845,109
 Net realized gain (loss) ..................       5,097,861       419,822
 Unrealized (depreciation) on
   investments .............................      (2,501,835)   (3,501,201)
                                              --------------    ----------
Increase in net assets from operations .....       4,251,079     1,763,730
                                              --------------    ----------
From capital transactions:
 Net premiums ..............................          (6,001)           --
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ..........................        (126,435)     (191,199)
   Surrenders ..............................      (2,675,228)   (2,074,244)
   Administrative expense (note 3) .........         (71,576)      (82,124)
   Transfer gain (loss) and transfer
    fees ...................................         (78,959)      (12,205)
   Capital contribution ....................        (629,209)           --
 Transfers (to) from the Guarantee
   Account (note 1) ........................        (185,078)      (37,694)
 Interfund transfers .......................     (31,241,057)   (3,810,712)
                                              --------------    ----------
Decrease in net assets from capital
 transactions ..............................     (35,013,543)   (6,208,178)
                                              --------------    ----------
Decrease in net assets .....................     (30,762,464)   (4,444,448)
Net assets at beginning of year ............      30,762,464    35,206,912
                                              --------------    ----------
Net assets at end of year ..................  $           --    30,762,464
                                              ==============    ==========



                                                       NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                                             ----------------------------------------------------------------
                                                     BOND PORTFOLIO                  GROWTH PORTFOLIO
                                             ------------------------------- --------------------------------
                                                  PERIOD           YEAR           PERIOD            YEAR
                                                   ENDED           ENDED           ENDED           ENDED
                                               DECEMBER 11,    DECEMBER 31,    DECEMBER 11,     DECEMBER 31,
                                                   1997            1996            1997             1996
                                             ---------------- -------------- ---------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income .....................        450,958      1,079,940          770,860       1,006,044
 Net realized gain (loss) ..................         12,018       (136,701)       2,304,768         315,046
 Unrealized (depreciation) on
   investments .............................        (23,525)      (646,673)        (880,241)       (363,320)
                                                    -------      ---------        ---------       ---------
Increase in net assets from operations .....        439,451        296,566        2,195,387         957,770
                                                    -------      ---------        ---------       ---------
From capital transactions:
 Net premiums ..............................          1,800             --            6,456           4,370
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ..........................       (196,037)      (225,838)         (58,098)        (56,431)
   Surrenders ..............................       (508,821)      (366,908)        (247,815)       (415,296)
   Administrative expense (note 3) .........        (15,911)       (24,278)         (22,353)        (25,172)
   Transfer gain (loss) and transfer
    fees ...................................        (11,476)        (9,665)          (2,057)        (10,420)
   Capital contribution ....................             --             --               --              --
 Transfers (to) from the Guarantee
   Account (note 1) ........................        (86,454)       (92,797)              --         (14,970)
 Interfund transfers .......................     (9,344,589)    (5,700,964)     (12,373,616)     (3,652,818)
                                                 ----------     ----------      -----------      ----------
Decrease in net assets from capital
 transactions ..............................    (10,161,488)    (6,420,450)     (12,697,483)     (4,170,737)
                                                -----------     ----------      -----------      ----------
Decrease in net assets .....................     (9,722,037)    (6,123,884)     (10,502,096)     (3,212,967)
Net assets at beginning of year ............      9,722,037     15,845,921       10,502,096      13,715,063
                                                -----------     ----------      -----------      ----------
Net assets at end of year ..................             --      9,722,037               --      10,502,096
                                                ===========     ==========      ===========      ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                 FEDERATED INVESTORS INSURANCE SERIES
                                      ------------------------------------------------------------------------------------------
                                                AMERICAN LEADERS FUND II                      HIGH INCOMEBOND FUND II
                                      -------------------------------------------- ---------------------------------------------
                                                                      PERIOD FROM
                                                                         MAY 6,
                                                                        1996 TO
                                         YEAR ENDED DECEMBER 31,      DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                            1998           1997           1996           1998           1997           1996
                                      --------------- -------------- ------------- --------------- -------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income
   (expense) ........................  $  2,154,168            (86)        3,974         650,799        827,322        491,956
 Net realized gain ..................     1,333,508        544,140        29,680         901,146        630,351         31,769
 Unrealized appreciation
   (depreciation) on
   investments ......................     4,019,536      3,385,309       162,046        (615,798)     1,256,745        424,014
                                       ------------      ---------       -------        --------      ---------        -------
Increase in net assets from
 operations .........................     7,507,212      3,929,363       195,700         936,147      2,714,418        947,739
                                       ------------      ---------       -------        --------      ---------        -------
From capital transactions:
 Net premiums .......................    17,174,298     13,540,849     2,249,062       7,609,375      9,254,617      4,468,263
 Transfers (to) from the
   general account of
   Life of Virginia:
   Death benefits ...................      (702,585)       (91,917)           --        (420,052)      (120,443)       (42,084)
   Surrenders .......................    (2,256,129)      (423,567)      (28,376)     (3,031,255)      (861,128)      (428,701)
   Administrative expense
    (note 3) ........................       (47,545)       (11,789)         (522)        (34,940)       (18,435)        (5,233)
   Transfer gain (loss) and
    transfer fees ...................       404,576            791         4,221         650,014         (2,424)           (43)
 Transfers from the Guarantee
   Account (note 1) .................    15,132,233      4,966,466       146,563      12,815,682      4,882,888        670,397
 Interfund transfers ................     2,109,439      9,208,512     1,208,370      (1,253,689)     5,675,771      6,113,878
                                       ------------     ----------     ---------      ----------      ---------      ---------
Increase in net assets from
 capital transactions ...............    31,814,287     27,189,345     3,579,318      16,335,135     18,810,846     10,776,477
                                       ------------     ----------     ---------      ----------     ----------     ----------
Increase in net assets ..............    39,321,499     31,118,708     3,775,018      17,271,282     21,525,264     11,724,216
Net assets at beginning of
 period .............................    34,893,726      3,775,018            --      35,195,347     13,670,083      1,945,867
                                       ------------     ----------     ---------      ----------     ----------     ----------
Net assets at end of period .........  $ 74,215,225     34,893,726     3,775,018      52,466,629     35,195,347     13,670,083
                                       ============     ==========     =========      ==========     ==========     ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                    FEDERATED INVESTORS INSURANCE SERIES (CONTINUED)
                                                                                    UTILITY FUND II
                                                                   --------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                                         1998              1997             1996
                                                                   ---------------   ---------------   --------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ...............................       1,659,412           719,879          523,302
 Net realized gain .............................................       1,730,044           731,431          336,527
 Unrealized appreciation (depreciation) on investments .........       1,205,055         4,302,272        1,113,241
Increase in net assets from operations .........................       4,594,511         5,753,582        1,973,070
From capital transactions:
 Net premiums ..................................................       5,300,423         3,510,754        7,032,730
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ..............................................        (295,533)          (63,646)        (172,666)
   Surrenders ..................................................      (1,872,219)       (1,420,075)        (708,499)
   Administrative expense (note 3) .............................         (36,851)          (32,050)         (25,376)
   Transfer gain (loss) and transfer fees ......................        (738,016)           (1,043)          11,752
 Transfers from the Guarantee Account (note 1) .................       5,791,377         1,540,929        1,313,211
 Interfund transfers ...........................................       2,670,259        (1,399,267)         830,436
Increase in net assets from capital transactions ...............      10,819,440         2,135,602        8,281,588
Increase in net assets .........................................      15,413,951         7,889,184       10,254,658
Net assets at beginning of period ..............................      30,397,894        22,508,710       12,254,052
Net assets at end of period ....................................      45,811,845        30,397,894       22,508,710

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                            ALGER AMERICAN
                                      -------------------------------------------------------------------------------------------
                                                   SMALL CAP PORTFOLIO                            GROWTH PORTFOLIO
                                      --------------------------------------------- ---------------------------------------------
                                                 YEAR ENDED DECEMBER 31,                       YEAR ENDED DECEMBER 31,
                                            1998           1997           1996            1998           1997           1996
                                      --------------- -------------- -------------- --------------- -------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income
   (expense) ........................  $  9,502,870      1,245,506       (308,795)     12,980,763       (282,901)       309,982
 Net realized gain (loss) ...........       411,066        411,624       (122,299)      4,172,054      3,954,588        315,644
 Unrealized appreciation
   (depreciation) on
   investments ......................     2,406,527      4,016,910        (80,937)     20,408,775      8,095,163      2,224,353
                                       ------------      ---------       --------      ----------      ---------      ---------
Increase (decrease) in net assets
 from operations ....................    12,320,463      5,674,040       (512,031)     37,561,592     11,766,850      2,849,979
                                       ------------      ---------       --------      ----------     ----------      ---------
From capital transactions:
 Net premiums .......................     6,622,636     12,048,925     25,934,981      11,725,922     13,470,987     21,518,317
 Transfers (to) from the
   general account of
   Life of Virginia:
   Death benefits ...................      (459,998)      (296,448)      (167,439)       (663,235)      (317,671)       (22,815)
   Surrenders .......................    (3,709,013)    (1,974,869)      (837,016)     (5,345,156)    (2,065,182)      (539,265)
   Administrative expense
    (note 3) ........................       (83,804)       (69,752)       (32,819)        (89,422)       (68,206)       (26,996)
   Transfer gain (loss) and
    transfer fees ...................       246,716         20,656        (18,410)        (10,013)      (390,379)       (32,858)
 Transfers from the Guarantee
   Account (note 1) .................     8,384,117      9,339,897      5,067,731       9,961,009      6,594,835      3,628,084
 Interfund transfers ................    (2,794,548)     1,782,889     10,297,239       6,706,761     (1,557,814)    11,823,073
                                       ------------     ----------     ----------      ----------     ----------     ----------
Increase in net assets from
 capital transactions ...............     8,206,106     20,851,298     40,244,267      22,285,866     15,666,570     36,347,540
                                       ------------     ----------     ----------      ----------     ----------     ----------
Increase in net assets ..............    20,526,569     26,525,338     39,732,236      59,847,458     27,433,420     39,197,519
Net assets at beginning of
 period .............................    73,827,690     47,302,352      7,570,116      72,153,813     44,720,393      5,522,874
                                       ------------     ----------     ----------      ----------     ----------     ----------
Net assets at end of period .........  $ 94,354,259     73,827,690     47,302,352     132,001,271     72,153,813     44,720,393
                                       ============     ==========     ==========     ===========     ==========     ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                                 PBHG INSURANCE SERIES FUND
                                                              ----------------------------------------------------------------
                                                                 PBHG LARGE CAP PORTFOLIO          PBHG GROWTH II PORTFOLIO
                                                              -------------------------------   ------------------------------
                                                                                 PERIOD FROM                      PERIOD FROM
                                                                   YEAR            MAY 1,            YEAR            MAY 1,
                                                                   ENDED           1997 TO           ENDED          1997 TO
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   1998             1997             1998             1997
                                                              --------------   --------------   --------------   -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..........................       (106,500)        (17,112)         (119,244)        (30,512)
 Net realized gain (loss) .................................        282,909          13,525          (281,878)          7,643
 Unrealized appreciation (depreciation) on
   investments ............................................      2,025,080         149,898         1,029,558         (89,829)
                                                                 ---------         -------         ---------         -------
Increase (decrease) in net assets from operations .........      2,201,489         146,311           628,436        (112,698)
                                                                 ---------         -------         ---------        --------
From capital transactions:
 Net premiums .............................................      2,342,871       1,239,113         1,855,144       3,502,382
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .........................................        (42,994)           (715)         (117,890)             --
   Surrenders .............................................       (588,848)        (12,383)         (409,105)        (53,142)
   Administrative expense (note 3) ........................         (7,464)           (684)           (8,868)         (1,455)
   Transfer gain (loss) and transfer fees .................         40,495             865            27,528             787
 Transfers from the Guarantee Account
   (note 1) ...............................................      2,026,921         610,146         2,485,422       1,108,447
 Interfund transfers ......................................      1,290,849       2,735,614          (477,840)      2,507,619
                                                                 ---------       ---------         ---------       ---------
Increase in net assets from capital transactions ..........      5,061,830       4,571,956         3,354,391       7,064,638
                                                                 ---------       ---------         ---------       ---------
Increase in net assets ....................................      7,263,319       4,718,267         3,982,827       6,951,940
Net assets at beginning of period .........................      4,718,267              --         6,951,940              --
                                                                 ---------       ---------         ---------       ---------
Net assets at end of period ...............................     11,981,586       4,718,267        10,934,767       6,951,940
                                                                ==========       =========        ==========       =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                    JANUS ASPEN SERIES
                                      -----------------------------------------------
                                                AGGRESSIVE GROWTH PORTFOLIO
                                      -----------------------------------------------
                                                  YEAR ENDED DECEMBER 31,
                                            1998             1997           1996
                                      ---------------- --------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income
   (expense) ........................   $ (1,431,833)     (1,187,720)      (124,804)
 Net realized gain ..................     11,413,034       6,675,700      3,422,984
 Unrealized appreciation on
   investments ......................     24,333,274       5,540,954        109,555
                                        ------------      ----------      ---------
 Increase in net assets from
   operations .......................     34,314,475      11,028,934      3,407,735
                                        ------------      ----------      ---------
Increase in net assets from
 operations .........................
From capital transactions:
 Net premiums .......................      4,886,885      11,681,150     17,880,226
 Transfers (to) from the
   general account of Life of
   Virginia:
   Death benefits ...................       (815,476)       (427,386)      (394,284)
   Surrenders .......................     (5,681,643)     (2,997,601)    (2,851,517)
   Administrative expense
    (note 3) ........................       (120,730)       (120,078)      (112,813)
   Transfer gain (loss) and
    transfer fees ...................       (352,260)        (19,458)       (40,003)
 Transfers (to) from the
   Guarantee Account
   (note 1) .........................      4,693,626       4,987,441      3,328,781
 Interfund transfers ................     (8,460,504)     (2,281,417)     8,025,078
                                        ------------      ----------     ----------
Increase (decrease) in net assets
 from capital transactions ..........     (5,850,102)     10,822,651     25,835,468
                                        ------------      ----------     ----------
Increase in net assets ..............     28,464,373      21,851,585     29,243,203
Net assets at beginning of year......    105,815,122      83,963,537     54,720,334
                                        ------------      ----------     ----------
Net assets at end of year ...........   $134,279,495     105,815,122     83,963,537
                                        ============     ===========     ==========



                                                    JANUS ASPEN SERIES
                                      ----------------------------------------------
                                                     GROWTH PORTFOLIO
                                      ----------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                                            1998            1997           1996
                                      --------------- --------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income
   (expense) ........................    13,670,171       3,288,014      1,820,512
 Net realized gain ..................    11,096,226       9,346,395      4,286,543
 Unrealized appreciation on
   investments ......................    56,452,101      23,212,981     11,457,707
                                         ----------      ----------     ----------
 Increase in net assets from
   operations .......................    81,218,498      35,847,390     17,564,762
                                         ----------      ----------     ----------
Increase in net assets from
 operations .........................
From capital transactions:
 Net premiums .......................    19,968,429      30,338,859     35,456,497
 Transfers (to) from the
   general account of Life of
   Virginia:
   Death benefits ...................    (1,360,596)     (1,849,634)      (483,092)
   Surrenders .......................   (11,799,421)     (9,041,380)    (3,747,509)
   Administrative expense
    (note 3) ........................      (317,146)       (280,500)      (199,595)
   Transfer gain (loss) and
    transfer fees ...................      (691,664)       (152,642)      (208,664)
 Transfers (to) from the
   Guarantee Account
   (note 1) .........................    19,406,972      16,216,500      7,027,293
 Interfund transfers ................     3,890,833       1,293,752     11,381,396
                                        -----------      ----------     ----------
Increase (decrease) in net assets
 from capital transactions ..........    29,097,407      36,524,955     49,226,326
                                        -----------      ----------     ----------
Increase in net assets ..............   110,315,905      72,372,345     66,791,088
Net assets at beginning of year......   224,068,917     151,696,572     84,905,484
                                        -----------     -----------     ----------
Net assets at end of year ...........   334,384,822     224,068,917    151,696,572
                                        ===========     ===========    ===========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                                  JANUS ASPEN SERIES (CONTINUED)
                                                                        --------------------------------------------------
                                                                                    WORLDWIDE GROWTH PORTFOLIO
                                                                        --------------------------------------------------
                                                                                     YEAR ENDED DECEMBER 31,
                                                                              1998              1997             1996
                                                                        ---------------   ---------------   --------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ....................................       11,456,841          834,801          676,021
 Net realized gain ..................................................       46,111,510       11,585,008        5,069,677
 Unrealized appreciation on investments .............................       41,481,543       32,530,512       18,944,795
                                                                            ----------       ----------       ----------
   Increase in net assets from operations ...........................       99,049,894       44,950,321       24,690,493
                                                                            ----------       ----------       ----------
Increase in net assets from operations ..............................
From capital transactions:
 Net premiums .......................................................       44,526,187       77,908,754       45,862,046
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ...................................................       (1,373,901)        (916,155)        (407,146)
   Surrenders .......................................................      (19,617,340)      (9,754,795)      (2,394,900)
   Administrative expense (note 3) ..................................         (469,515)        (346,218)        (172,873)
   Transfer gain (loss) and transfer fees ...........................          125,152         (116,774)        (183,599)
 Transfers (to) from the Guarantee Account (note 1) .................       41,574,483       30,845,279        8,313,366
 Interfund transfers ................................................         (124,706)      25,144,972       42,049,450
                                                                           -----------       ----------       ----------
Increase (decrease) in net assets from capital transactions .........       64,640,360      122,765,063       93,066,344
                                                                           -----------      -----------       ----------
Increase in net assets ..............................................      163,690,254      167,715,384      117,756,837
Net assets at beginning of year .....................................      345,126,082      177,410,698       59,653,861
                                                                           -----------      -----------      -----------
Net assets at end of year ...........................................    $ 508,816,336      345,126,082      177,410,698
                                                                         =============      ===========      ===========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                   JANUS ASPEN SERIES (CONTINUED)
                                            ---------------------------------------------
                                                         BALANCED PORTFOLIO
                                            ---------------------------------------------
                                                       YEAR ENDED DECEMBER 31,
                                                  1998           1997           1996
                                            --------------- -------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..........  $  3,905,178        931,355        170,096
 Net realized gain ........................     3,053,389      1,239,519        122,576
 Unrealized appreciation on
   investments ............................    28,743,051      4,013,343        920,620
                                             ------------      ---------        -------
Increase in net assets from operations.....    35,701,618      6,184,217      1,213,292
                                             ------------      ---------      ---------
 Net premiums .............................    24,644,401     15,654,806      8,643,527
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .........................      (857,556)       (98,529)       (37,496)
   Surrenders .............................    (9,165,787)    (1,560,191)      (271,087)
   Administrative expense (note 3) ........      (138,515)       (34,113)        (7,301)
   Transfer gain (loss) and transfer
    fees ..................................     1,031,515        (11,920)         5,413
 Transfer (to) from the Guarantee
   Account (note 1) .......................    24,485,481      6,551,408      1,091,622
 Interfund transfers ......................    21,236,757     34,492,843      3,850,513
                                             ------------     ----------      ---------
Increase in net assets from capital
 transactions .............................    61,236,296     54,994,304     13,275,191
                                             ------------     ----------     ----------
Increase in net assets ....................    96,937,914     61,178,521     14,488,483
Net assets at beginning of period .........    77,638,235     16,459,714      1,971,231
                                             ------------     ----------     ----------
                                             $174,576,149     77,638,235     16,459,714
                                             ============     ==========     ==========



                                                  JANUS ASPEN SERIES (CONTINUED)
                                            ------------------------------------------
                                                    FLEXIBLE INCOME PORTFOLIO
                                            ------------------------------------------
                                                     YEAR ENDED DECEMBER 31,
                                                 1998           1997          1996
                                            -------------- -------------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ..........    1,325,347        578,869      248,378
 Net realized gain ........................      222,001         86,470        4,524
 Unrealized appreciation on
   investments ............................       30,008        269,390       68,898
                                               ---------        -------      -------
Increase in net assets from operations.....    1,577,356        934,729      321,800
                                               ---------        -------      -------
 Net premiums .............................    4,066,867      3,465,715    2,591,080
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .........................      (36,188)       (55,866)          --
   Surrenders .............................     (813,459)      (425,891)     (29,518)
   Administrative expense (note 3) ........      (21,644)        (8,897)      (2,717)
   Transfer gain (loss) and transfer
    fees ..................................      453,024          1,786         (413)
 Transfer (to) from the Guarantee
   Account (note 1) .......................    7,043,148      3,010,637      345,536
 Interfund transfers ......................    6,439,490      2,406,219      992,086
                                               ---------      ---------    ---------
Increase in net assets from capital
 transactions .............................   17,131,238      8,393,703    3,896,054
                                              ----------      ---------    ---------
Increase in net assets ....................   18,708,594      9,328,432    4,217,854
Net assets at beginning of period .........   14,336,751      5,008,319      790,465
                                              ----------      ---------    ---------
                                              33,045,345     14,336,751    5,008,319
                                              ==========     ==========    =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                                            JANUS ASPEN SERIES (CONTINUED)
                                                      --------------------------------------------------------------------------
                                                                                                              CAPITAL
                                                             INTERNATIONAL GROWTH PORTFOLIO            APPRECIATION PORTFOLIO
                                                      --------------------------------------------- ----------------------------
                                                                                       PERIOD FROM                  PERIOD FROM
                                                                                         MAY 3,          YEAR          MAY 2,
                                                                                         1996 TO         ENDED        1997 TO
                                                          YEAR ENDED DECEMBER 31      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            1998           1997           1996           1998           1997
                                                      --------------- -------------- -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense) ....................  $    453,555       (167,651)         9,055       (129,163)       (1,544)
 Net realized gain ..................................     7,205,182      3,329,942        187,391        336,728        31,894
 Unrealized appreciation on investments .............     1,486,427      1,235,644        586,615      7,532,890        12,182
                                                       ------------      ---------        -------      ---------        ------
 Increase in net assets from operations .............     9,145,164      4,397,935        783,061      7,740,455        42,532
                                                       ------------      ---------        -------      ---------        ------
 Net premiums .......................................     7,538,624     19,031,016      4,654,797      8,764,540       720,613
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ...................................      (372,667)      (197,552)            --        (52,380)           --
   Surrenders .......................................    (2,368,354)    (1,293,141)       (51,116)      (765,563)      (37,177)
   Administrative expense (note 3) ..................       (70,684)       (39,068)        (3,441)       (11,745)         (826)
   Transfer gain (loss) and transfer fees ...........        74,891         24,476          3,766        485,206       (33,752)
 Transfer (to) from the Guarantee Account
   (note 1) .........................................    10,288,178      8,279,728        935,954      4,797,081       446,414
 Interfund transfers ................................    (1,419,705)    10,950,154      7,189,157     15,456,302     1,531,771
                                                       ------------     ----------      ---------     ----------     ---------
Increase in net assets from capital transactions ....    13,670,283     36,755,613     12,729,117     28,673,441     2,627,043
                                                       ------------     ----------     ----------     ----------     ---------
Increase in net assets ..............................    22,815,447     41,153,548     13,512,178     36,413,896     2,669,575
Net assets at beginning of period ...................    54,665,726     13,512,178             --      2,669,575            --
                                                       ------------     ----------     ----------     ----------     ---------
                                                       $ 77,481,173     54,665,726     13,512,178     39,083,471     2,669,575
                                                       ============     ==========     ==========     ==========     =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               DECEMBER 31, 1998



                                                               GOLDMAN SACHS                      SALOMON BROTHERS
                                                            VARIABLE INSURANCE                     VARIABLE SERIES
                                                                TRUST FUND                              FUND
                                                       ----------------------------- -------------------------------------------
                                                         GROWTH AND       MID CAP       STRATEGIC                      TOTAL
                                                           INCOME         EQUITY          BOND         INVESTORS       RETURN
                                                            FUND           FUND           FUND           FUND           FUND
                                                       -------------- -------------- -------------- -------------- -------------
                                                         PERIOD FROM    PERIOD FROM    PERIOD FROM    PERIOD FROM   PERIOD FROM
                                                           MAY 12,        MAY 8,       OCTOBER 22,   NOVEMBER 27,   OCTOBER 30,
                                                           1998 TO        1998 TO        1998 TO        1998 TO       1998 TO
                                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            1998           1998           1998           1998           1998
                                                       -------------- -------------- -------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income ...............................   $   20,010        12,176         5,857            40           5,798
 Net realized gain (loss) ............................      (32,043)      (72,641)          322            --               1
 Unrealized appreciation (depreciation) on
   investments .......................................       40,081        12,789        (4,823)          321          (2,958)
                                                         ----------       -------        ------           ----         ------
Increase (decrease) in net assets from operations.....       28,048       (47,676)        1,356           361           2,841
                                                         ----------       -------        ------           ----         ------
From capital transactions:
 Net premiums ........................................    1,873,044     1,653,452        19,355         9,900         168,401
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ....................................
   Surrenders ........................................      (42,593)      (42,773)           --            --             (16)
   Administrative expense (note 3) ...................         (447)         (527)          (17)             (3)           --
   Transfer gain (loss) and transfer fees ............       89,687       (48,872)          (48)          123             140
 Transfer (to) from the Guarantee Account
   (note 1) ..........................................    1,085,095     1,327,515        14,903           606          14,269
 Interfund transfers .................................    1,229,734       782,072        96,473            --         158,086
                                                         ----------     ---------        ------         -------       -------
Increase in net assets from capital transactions .....    4,234,520     3,670,867       130,666         10,626        340,880
                                                         ----------     ---------       -------         -------       -------
Increase in net assets ...............................    4,262,568     3,623,191       132,022         10,987        343,721
Net assets at beginning of period ....................           --            --            --            --              --
                                                         ----------     ---------       -------         -------       -------
Net assets at end of period ..........................   $4,262,568     3,623,191       132,022         10,987        343,721
                                                         ==========     =========       =======         =======       =======

                See accompanying notes to financial statements.

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998


(1) DESCRIPTION OF ENTITY

     Life of Virginia Separate Account 4 is a separate investment account established in 1987 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by Life of Virginia. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Company. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Company and GE Financial Assurance Holdings, Inc. are indirect, wholly-owned subsidiaries of General Electric Capital ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

     In October 1998, three new investment subdivisions were added to the Account for both Type I and Type II policies (see note 2). The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund. All designated portfolios described above are series type mutual funds.

     In May 1998, three new investment subdivisions were added to the Account, for both Type I and Type II policies. The U.S. Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Equity and Growth and Income Funds each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust Fund. All designated portfolios described above are series type mutual funds.

     In May 1997, seven new investment subdivisions were added to the Account, for both Type I and II policies. The Growth & Income Portfolio and Growth Opportunities Portfolio each invest solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invest solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invest solely in a designated portfolio of the PBHG Insurance Series Fund. All designated portfolios described above are series type mutual funds.

     On December 12, 1997, the Account added the GE Investments Funds, Inc. -- Income Fund as a new investment subdivision and made the following substitutions of shares held by the investment subdivisions:



BEFORE THE SUBSTITUTION                               AFTER THE SUBSTITUTION
   Shares of Money Market Portfolio -- Variable       Shares of Money Market Fund -- GE Investments
   Insurance Products Fund                            Funds, Inc.
   Shares of Money Fund -- Oppenheimer Variable       Shares of Money Market Fund -- GE Investments
   Account Funds                                      Funds, Inc.
   Shares of Bond Portfolio -- Neuberger & Berman     Shares of Income Fund -- GE Investments Funds, Inc.
   Advisers Management Trust
   Shares of High Income Portfolio -- Variable        Shares of High Income Fund -- Oppenheimer Variable
   Insurance Products Fund                            Account Funds
   Shares of Growth Portfolio -- Neuberger & Berman   Shares of Growth Portfolio -- Variable Insurance
   Advisers Management Trust                          Products Fund
   Shares of Balanced Portfolio -- Neuberger &        Shares of Balanced Portfolio -- Janus Aspen Series
   Berman Advisers Management Trust

     The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series.

     In May 1996, two new investment subdivisions were added to the Account, for both Type I and II policies. One of these subdivisions, the International Growth Portfolio, invests solely in a designated portfolio of the Janus Aspen Series, a

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(1) DESCRIPTION OF ENTITY -- Continued

series type mutual fund. The other new subdivision, the American Leaders Fund II, invests solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund.

     Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of Life of Virginia. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.


(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (A) UNIT CLASSES

     There are two unit classes included in the Account. Type I units are sold under policy form P1140 and P1141. Type II units are sold under policy forms P1142, P1142N and P1143. Type II unit sales began in the third quarter of 1994. Effective on or after February 2, 1999 Type III units will be sold under policy form P1152.


     (B) INVESTMENTS

     Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

     The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or period ended December 31, 1998 were:


                                           COST OF         PROCEEDS
                                           SHARES            FROM
FUND/PORTFOLIO                            ACQUIRED        SHARES SOLD
------------------------------------- ---------------- ----------------
 GE Investment Funds, Inc.:
  S&P 500 Index .....................  $  193,261,666      83,496,621
  Money Market ......................   1,701,557,815   1,613,202,928
  Total Return ......................      26,506,347      10,123,616
  International Equity ..............      18,787,547      16,652,515
  Real Estate Securities ............      23,523,854      15,842,661
  Global Income .....................       5,328,295       1,861,939
  Value Equity ......................      36,535,340      13,367,625
  Income ............................      22,275,922      10,257,184
  U.S. Equity .......................       2,590,882         619,346
 Oppenheimer Variable Account Funds:
  Bond ..............................      39,193,414      18,132,323
  Capital Appreciation ..............     210,297,462     219,809,641
  Growth ............................     181,186,893     150,922,416
  High Income .......................      83,189,744      59,635,187
  Multiple Strategies ...............      26,261,850      18,472,877
 Variable Insurance Products Fund:
  Equity-Income .....................     313,726,699     264,067,806
  Growth ............................     108,443,495      81,040,342
  Overseas ..........................     438,953,070     443,302,750
 Variable Insurance Products Fund II:
  Asset Manager .....................     113,236,992     104,285,552
  Contrafund ........................     117,285,371      77,197,982

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                  COST OF       PROCEEDS
                                                  SHARES          FROM
FUND/PORTFOLIO                                   ACQUIRED      SHARES SOLD
--------------------------------------------- -------------- --------------
 Variable Insurance Products Fund III:
  Growth & Income ...........................  $ 50,925,747   $ 18,711,891
  Growth Opportunities ......................    37,316,604      8,146,041
 Federated Insurance Series:
  American Leaders Fund II ..................    54,772,449     20,590,197
  High Income Bond Fund II ..................    58,149,198     41,800,853
  Utility Fund II ...........................    24,432,674     11,930,573
 The Alger American Fund:
  Small Cap .................................   201,507,490    183,477,163
  Growth ....................................    71,107,311     36,713,398
 PBHG Insurance Series Fund, Inc.:
  PBHG Large Cap Growth .....................     9,540,607      4,578,565
  PBHG Growth II ............................     9,729,001      6,287,519
 Janus Aspen Series:
  Aggressive Growth .........................    84,770,544     91,715,895
  Growth ....................................    93,618,465     50,237,631
  Worldwide Growth ..........................   300,106,080    221,933,327
  Balanced ..................................    93,484,668     29,012,283
  Flexible Income ...........................    27,608,056      9,290,765
  International Growth ......................   173,185,303    162,321,859
  Capital Appreciation ......................    38,542,550     10,997,547
 Goldman Sachs Variable Insurance Trust Fund:
  Growth and Income .........................     4,676,147        481,640
  Mid Cap Equity ............................     5,145,437      1,409,093
 Salomon Brothers Variable Series Fund:
  Strategic Bond ............................       210,700         80,107
  Investors .................................        10,629              3
  Total Return ..............................       341,040            171

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued


     (C) CAPITAL TRANSACTIONS

     The increase (decrease) in outstanding units for Type I and Type II from capital transactions for the years or periods ended December 31, 1998, 1997 and 1996 are as follows:



                                                                                 GE INVESTMENTS FUNDS, INC.
                                                            ---------------------------------------------------------------------
                                                               S&P 500     GOVERNMENT       MONEY         TOTAL     INTERNATIONAL
                                                                INDEX      SECURITIES       MARKET        RETURN       EQUITY
                                                                 FUND         FUND           FUND          FUND         FUND
TYPE I UNITS                                                ------------- ------------ --------------- ----------- --------------
Units outstanding at December 31, 1995 ....................     479,021      428,950         893,974     745,501       115,562
                                                                -------      -------         -------     -------       -------
 Net premiums .............................................      34,082       36,100         706,581      33,745        22,527
 Transfers (to) from the general account of Life
   of Virginia:
   Death benefits .........................................      (1,231)        (163)        (16,043)     (6,096)           --
   Surrenders .............................................     (22,370)     (25,884)       (412,885)    (31,853)       (5,008)
   Administrative expenses ................................      (1,347)      (1,204)         (4,925)     (2,175)         (446)
 Transfers (to)/from the Guarantee Account ................      37,400        4,534         358,505       1,905        22,249
 Interfund transfers ......................................      54,702       62,264       1,023,952     (32,962)       52,528
                                                                -------      -------       ---------     -------       -------
Net increase (decrease) in units from capital transactions      101,236       75,647       1,655,185     (37,436)       91,850
                                                                -------      -------       ---------     -------       -------
Units outstanding at December 31, 1996 ....................     580,257      504,597       2,549,159     708,065       207,412
                                                                -------      -------       ---------     -------       -------
 Net premiums .............................................      43,467        2,027         273,183      24,404         3,946
 Transfers (to) from the general account of Life
   of Virginia:
   Death benefits .........................................      (2,505)      (3,654)        (88,771)     (5,480)           --
   Surrenders .............................................     (34,875)     (27,521)       (773,658)    (56,645)      (12,742)
   Administrative expenses ................................      (1,886)        (938)         (6,382)     (1,805)         (522)
 Transfers (to)/from the Guarantee Account ................      41,669        9,540         304,035       5,882        18,965
 Interfund transfers ......................................     292,720     (484,051)      1,254,694     (42,593)      (35,529)
                                                                -------     --------       ---------     -------       -------
Net increase (decrease) in units from capital transactions      338,590     (504,597)        963,101     (76,237)      (25,882)
                                                                -------     --------       ---------     -------       -------
Units outstanding at December 31, 1997 ....................     918,847           --       3,512,260     631,828       181,530
                                                                -------     --------       ---------     -------       -------
 Net premiums .............................................      43,692           --       3,088,601       8,156        37,608
 Transfers (to) from the general account of Life
   of Virginia:
   Death benefits .........................................      (4,853)          --         (89,832)     (2,466)         (463)
   Surrenders .............................................     (75,788)          --      (2,689,646)    (56,739)      (24,253)
   Cost of insurance ......................................      (2,222)          --         (13,914)     (1,299)         (767)
 Transfers (to) from the Guarantee Account ................      44,702           --         269,329       8,553        14,103
 Interfund transfers ......................................     172,435           --       1,145,551      (3,122)      (46,225)
                                                                -------     --------      ----------     -------       -------
Net increase (decrease) in units from capital transactions      177,966           --       1,710,089     (46,917)      (19,997)
                                                                -------     --------      ----------     -------       -------
Units outstanding at December 31, 1998 ....................   1,096,813           --       5,222,349     584,911       161,533
                                                              =========     ========      ==========     =======       =======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                                              ---------------------------------------------------------------
                                                               REAL ESTATE    GLOBAL                                   U.S.
                                                                SECURITIES    INCOME    VALUE EQUITY      INCOME      EQUITY
                                                                   FUND        FUND         FUND           FUND        FUND
TYPE I UNITS                                                  ------------- ---------- -------------- ------------- ---------
Units outstanding at December 31, 1995 ......................      23,643         --            --             --        --
                                                                   ------         --            --             --        --
 Net premiums ...............................................      14,587         --            --             --        --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................          --         --            --             --        --
   Surrenders ...............................................      (1,361)        --            --             --        --
   Administrative expenses ..................................        (192)        --            --             --        --
 Transfers (to)/from the Guarantee Account ..................      21,124         --            --             --        --
 Interfund transfers ........................................     147,118         --            --             --        --
                                                                  -------         --            --             --        --
Net increase (decrease) in units from capital transactions ..     181,276         --            --             --        --
                                                                  -------         --            --             --        --
Units outstanding at December 31, 1996 ......................     204,919         --            --             --        --
                                                                  -------         --            --             --        --
 Net premiums ...............................................      27,070        392        11,097            595        --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................          --         --            --             --        --
   Surrenders ...............................................     (14,199)       (72)         (731)        (5,500)       --
   Administrative expenses ..................................        (719)       (12)         (128)          (199)       --
 Transfers (to)/from the Guarantee Account ..................      26,266      3,303        12,467             --        --
 Interfund transfers ........................................     110,113      9,339       154,506      1,300,742        --
                                                                  -------      -----       -------      ---------        --
Net increase (decrease) in units from capital transactions ..     148,531     12,950       177,211      1,295,638        --
                                                                  -------     ------       -------      ---------        --
Units outstanding at December 31, 1997 ......................     353,450     12,950       177,211      1,295,638        --
                                                                  -------     ------       -------      ---------        --
 Net premiums ...............................................     139,356      3,542        73,340         14,672     2,951
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................      (1,816)        --          (261)        (5,419)       --
   Surrenders ...............................................     (85,757)    (3,547)      (33,659)       (93,554)      (67)
   Cost of insurance ........................................      (3,200)       (80)       (1,036)        (1,780)      (24)
 Transfers (to) from the Guarantee Account ..................     112,800      8,901        54,595         34,085       660
 Interfund transfers ........................................    (198,141)    24,866       115,186         89,003    22,607
                                                                 --------     ------       -------      ---------    ------
Net increase (decrease) in units from capital transactions ..     (36,758)    33,682       208,165         37,007    26,127
                                                                 --------     ------       -------      ---------    ------
Units outstanding at December 31, 1998 ......................     316,692     46,632       385,376      1,332,645    26,127
                                                                 ========     ======       =======      =========    ======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                  ----------------------------------------
                                                                                CAPITAL
                                                      MONEY        BOND      APPRECIATION
                                                      FUND         FUND          FUND
TYPE I UNITS                                      ------------ ------------ --------------
Units outstanding at December 31, 1995 ..........    282,462      952,700     2,647,993
                                                     -------      -------     ---------
 Net premiums ...................................         --       (4,744)     (181,755)
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ...............................     (1,782)       2,016        44,441
   Surrenders ...................................    (16,283)       7,728       332,700
   Administrative expenses ......................       (531)         407        14,718
 Transfers (to)/from the Guarantee Account ......     (4,896)      (7,110)     (185,173)
 Interfund transfers ............................    (96,465)      (9,728)       53,131
                                                     -------      -------     ---------
Net increase (decrease) in units from capital
 transactions ...................................   (119,957)     (11,431)       78,062
                                                    --------      -------     ---------
Units outstanding at December 31, 1996 ..........    162,505      941,269     2,726,055
                                                    --------      -------     ---------
 Net premiums ...................................         --       12,729        48,378
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ...............................         --       (4,708)       (2,476)
   Surrenders ...................................         --     (114,775)     (146,760)
   Administrative expenses ......................       (298)      (2,868)       (6,721)
 Transfers (to)/from the Guarantee Account ......         --       30,993        33,837
 Interfund transfers ............................   (156,841)      66,990       (60,894)
                                                    --------     --------     ---------
Net increase (decrease) in units from capital
 transactions ...................................   (157,139)     (11,639)     (134,636)
                                                    --------     --------     ---------
Units outstanding at December 31, 1997 ..........         --      929,630     2,591,419
                                                    --------     --------     ---------
 Net premiums ...................................                  74,703        19,338
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ...............................         --      (15,395)       (5,238)
   Surrenders ...................................         --     (407,204)     (170,429)
   Cost of insurance ............................         --       (5,618)       (5,190)
 Transfers (to) from the Guarantee Account ......         --       81,767        15,924
 Interfund transfers ............................         --      257,976      (101,296)
                                                    --------     --------     ---------
Net increase (decrease) in units from capital
 transactions ...................................         --      (13,771)     (246,891)
                                                    --------     --------     ---------
Units outstanding at December 31, 1998 ..........         --      915,859     2,344,528
                                                    ========     ========     =========



                                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                  -----------------------------------------
                                                                     HIGH        MULTIPLE
                                                      GROWTH        INCOME      STRATEGIES
                                                       FUND          FUND          FUND
TYPE I UNITS                                      ------------- ------------- -------------
Units outstanding at December 31, 1995 ..........     986,685     1,263,712     1,762,762
                                                      -------     ---------     ---------
 Net premiums ...................................     267,359        15,693        26,028
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ...............................     (29,174)         (411)      (15,299)
   Surrenders ...................................    (364,042)      (23,047)      (88,160)
   Administrative expenses ......................     (16,121)       (1,163)       (4,615)
 Transfers (to)/from the Guarantee Account ......     105,286        13,792        26,304
 Interfund transfers ............................     240,629        89,651       (66,358)
                                                     --------     ---------     ---------
Net increase (decrease) in units from capital
 transactions ...................................     203,937        94,515      (122,100)
                                                     --------     ---------     ---------
Units outstanding at December 31, 1996 ..........   1,190,622     1,358,227     1,640,662
                                                    ---------     ---------     ---------
 Net premiums ...................................      50,650        44,846        26,455
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ...............................      (1,990)       (6,846)       (7,589)
   Surrenders ...................................     (99,247)      (87,976)     (127,118)
   Administrative expenses ......................      (2,955)       (3,299)       (4,137)
 Transfers (to)/from the Guarantee Account ......      40,477        54,141        17,555
 Interfund transfers ............................     114,256       510,750         7,721
                                                    ---------     ---------     ---------
Net increase (decrease) in units from capital
 transactions ...................................     101,191       511,616       (87,113)
                                                    ---------     ---------     ---------
Units outstanding at December 31, 1997 ..........   1,291,813     1,869,843     1,553,549
                                                    ---------     ---------     ---------
 Net premiums ...................................      34,584        31,959        40,822
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ...............................      (2,748)      (10,837)       (8,380)
   Surrenders ...................................    (110,751)     (182,095)     (161,263)
   Cost of insurance ............................      (2,659)       (4,385)       (3,584)
 Transfers (to) from the Guarantee Account ......      19,698        51,660        19,533
 Interfund transfers ............................     (56,877)      (97,711)      (96,211)
                                                    ---------     ---------     ---------
Net increase (decrease) in units from capital
 transactions ...................................    (118,753)     (211,409)     (209,083)
                                                    ---------     ---------     ---------
Units outstanding at December 31, 1998 ..........   1,173,060     1,658,434     1,344,466
                                                    =========     =========     =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                            VARIABLE INSURANCE PRODUCTS FUND
                                                        ------------------------------------------------------------------------
                                                             MONEY           HIGH
                                                             MARKET         INCOME     EQUITY-INCOME      GROWTH      OVERSEAS
                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
TYPE I UNITS                                            --------------- ------------- --------------- ------------- ------------
Units outstanding at December 31, 1995 ................     2,433,065       958,295      6,942,107      5,187,186    4,508,746
                                                            ---------       -------      ---------      ---------    ---------
 Net premiums .........................................         8,114       (11,013)       209,607        133,676      102,472
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .....................................       (26,867)           --        (39,084)       (25,152)     (17,537)
   Surrenders .........................................      (136,342)      (64,247)      (314,228)      (232,300)    (188,428)
   Administrative expenses ............................        (4,247)       (2,193)       (16,695)       (13,593)     (11,116)
 Transfers (to)/from the Guarantee Account ............       (46,251)       (1,584)       129,570         60,757       48,453
 Interfund transfers ..................................    (1,024,299)     (147,328)       (63,823)      (278,909)    (373,467)
                                                           ----------      --------      ---------      ---------    ---------
Net increase (decrease) in units from capital
 transactions .........................................    (1,229,892)     (226,365)       (94,653)      (355,521)    (439,623)
                                                           ----------      --------      ---------      ---------    ---------
Units outstanding at December 31, 1996 ................     1,203,173       731,930      6,847,454      4,831,665    4,069,123
                                                           ----------      --------      ---------      ---------    ---------
 Net premiums .........................................        (2,769)           --        132,909         46,481       33,637
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .....................................        (3,458)       (2,224)       (25,251)       (14,556)     (15,035)
   Surrenders .........................................       (72,594)      (65,456)      (376,813)      (325,620)    (189,716)
   Administrative expenses ............................        (2,380)       (1,503)       (17,119)       (12,146)      (9,227)
 Transfers (to)/from the Guarantee Account ............        (1,822)         (257)        81,689         26,348       10,283
 Interfund transfers ..................................    (1,110,150)     (662,490)       (53,531)       (84,347)    (500,805)
                                                           ----------      --------      ---------      ---------    ---------
Net increase (decrease) in units from capital
 transactions .........................................    (1,193,173)     (731,930)      (258,116)      (363,840)    (670,863)
                                                           ----------      --------      ---------      ---------    ---------
Units outstanding at December 31, 1997 ................            --            --      6,589,338      4,467,825    3,398,260
                                                           ----------      --------      ---------      ---------    ---------
 Net premiums .........................................            --            --         92,608         28,017       20,092
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .....................................            --            --        (21,942)       (20,703)      (8,411)
   Surrenders .........................................            --            --       (584,254)      (406,572)    (201,390)
   Cost of insurance ..................................            --            --        (14,640)        (9,624)      (6,558)
 Transfers (to) from the Guarantee Account ............            --            --         51,832          6,585       16,016
 Interfund transfers ..................................            --            --       (359,182)       (96,107)    (404,695)
                                                           ----------      --------      ---------      ---------    ---------
Net increase (decrease) in units from capital
 transactions .........................................            --            --       (835,578)      (498,404)    (584,946)
                                                           ----------      --------      ---------      ---------    ---------
Units outstanding at December 31, 1998 ................            --            --      5,753,760      3,969,421    2,813,314
                                                           ==========      ========      =========      =========    =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                         VARIABLE INSURANCE PRODUCTS     VARIABLE INSURANCE PRODUCTS
                                                                   FUND II                         FUND III
                                                       -------------------------------   ----------------------------
                                                            ASSET                          GROWTH &        GROWTH
                                                           MANAGER         CONTRAFUND       INCOME      OPPORTUNITIES
                                                          PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO
TYPE I UNITS                                           ---------------   -------------   -----------   --------------
Units outstanding at December 31, 1995 .............      21,993,362       2,434,885            --              --
                                                          ----------       ---------            --              --
 Net premiums ......................................         164,394         191,853            --              --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ..................................        (142,857)        (14,740)           --              --
   Surrenders ......................................      (1,189,857)       (156,723)           --              --
   Administrative expenses .........................         (60,017)         (7,215)           --              --
 Transfers (to)/from the Guarantee Account .........          (9,338)        168,994            --              --
 Interfund transfers ...............................      (1,775,712)        480,447            --              --
                                                          ----------       ---------            --              --
Net increase (decrease) in units from capital
 transactions ......................................      (3,013,387)        662,616            --              --
                                                          ----------       ---------            --              --
Units outstanding at December 31, 1996 .............      18,979,975       3,097,501            --              --
                                                          ----------       ---------            --              --
 Net premiums ......................................         152,156         110,477        41,831          30,072
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ..................................         (89,850)         (9,932)           --              --
   Surrenders ......................................      (1,096,143)       (211,184)         (813)         (5,989)
   Administrative expenses .........................         (52,182)         (7,854)         (183)           (318)
 Transfers (to)/from the Guarantee Account .........          25,895         101,581        19,562          24,545
 Interfund transfers ...............................        (818,341)        215,612       233,932         293,107
                                                          ----------       ---------       -------         -------
Net increase (decrease) in units from capital
 transactions ......................................      (1,878,465)        198,700       294,329         341,417
                                                          ----------       ---------       -------         -------
Units outstanding at December 31, 1997 .............      17,101,510       3,296,201       294,329         341,417
                                                          ----------       ---------       -------         -------
 Net premiums ......................................          71,298          74,775        36,361          51,350
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ..................................         (86,711)         (3,720)
   Surrenders ......................................      (1,581,072)       (275,339)      (33,956)        (51,341)
   Cost of insurance ...............................         (41,759)         (6,747)       (1,229)         (1,181)
 Transfers (to) from the Guarantee Account .........          16,975          48,507        44,357          39,391
 Interfund transfers ...............................        (645,083)        (51,589)      411,418         215,578
                                                          ----------       ---------       -------         -------
Net increase (decrease) in units from capital
 transactions ......................................      (2,266,352)       (214,113)      456,951         253,797
                                                          ----------       ---------       -------         -------
Units outstanding at December 31, 1998 .............      14,835,158       3,082,088       751,280         595,214
                                                          ==========       =========       =======         =======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                  ADVISERS
                                                        MANAGEMENT TRUST (CONTINUED)
                                                 -------------------------------------------
                                                     BALANCED         BOND         GROWTH
                                                    PORTFOLIO      PORTFOLIO     PORTFOLIO
TYPE I UNITS                                     --------------- ------------- -------------
Units outstanding at December 31, 1995 .........     2,025,936       939,243       756,501
                                                     ---------       -------       -------
 Net premiums ..................................            --           692            --
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits ..............................       (13,542)         (625)       (7,106)
   Surrenders ..................................       (19,441)      (46,729)      (82,100)
   Administrative expenses .....................        (1,491)       (2,782)       (3,304)
 Transfers (to)/from the Guarantee
   Account .....................................        (6,661)       (1,863)       (1,563)
 Interfund transfers ...........................      (300,225)     (348,334)     (131,122)
                                                                    --------      --------
Net increase (decrease) in units from
 capital transactions ..........................      (341,360)     (399,641)     (225,195)
                                                                    --------      --------
Units outstanding at December 31, 1996 .........     1,684,576       539,602       531,306
                                                     ---------      --------      --------
 Net premiums ..................................          (343)          141           348
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits ..............................        (4,573)      (13,722)       (3,133)
   Surrenders ..................................      (131,590)      (27,704)      (10,160)
   Administrative expenses .....................        (3,702)       (1,043)       (1,125)
 Transfers (to)/from the Guarantee
   Account .....................................        (9,256)         (144)           --
 Interfund transfers ...........................     1,535,112)     (497,130)     (517,236)
                                                                    --------      --------
Net increase (decrease) in units from
 capital transactions ..........................    (1,684,576)     (539,602)     (531,306)
                                                                    --------      --------
Units outstanding at December 31, 1997 .........            --            --            --
                                                    ----------      --------      --------
 Net premiums ..................................            --            --            --
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits ..............................            --            --            --
   Surrenders ..................................            --            --            --
   Cost of insurance ...........................            --            --            --
 Transfers (to) from the Guarantee
   Account .....................................            --            --            --
 Interfund transfers ...........................            --            --            --
                                                    ----------      --------      --------
Net increase (decrease) in units from
 capital transactions ..........................            --            --            --
                                                    ----------      --------      --------
Units outstanding at December 31, 1998 .........            --            --            --
                                                    ==========      ========      ========



                                                           FEDERATED INVESTORS
                                                             INSURANCE SERIES
                                                 ----------------------------------------
                                                   AMERICAN
                                                   LEADERS         HIGH
                                                  PORTFOLIO       INCOME        UTILITY
                                                   FUND II    BONDS FUND II     FUND II
TYPE I UNITS                                     ----------- --------------- ------------
Units outstanding at December 31, 1995 .........        --        40,814        539,628
                                                        --        ------        -------
 Net premiums ..................................     6,132        11,997         34,892
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits ..............................        --        (1,489)       (13,689)
   Surrenders ..................................      (234)       (8,472)       (35,752)
   Administrative expenses .....................       (47)         (273)        (1,868)
 Transfers (to)/from the Guarantee
   Account .....................................     1,547        23,451         31,866
 Interfund transfers ...........................    68,264       145,478         (9,854)
                                                    ------       -------        -------
Net increase (decrease) in units from
 capital transactions ..........................    75,662       170,692          5,595
                                                    ------       -------        -------
Units outstanding at December 31, 1996 .........    75,662       211,506        545,223
                                                    ------       -------        -------
 Net premiums ..................................    35,396        49,848          7,670
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits ..............................        --          (469)          (853)
   Surrenders ..................................    (1,961)      (14,353)       (38,555)
   Administrative expenses .....................      (502)         (718)        (1,375)
 Transfers (to)/from the Guarantee
   Account .....................................    24,074        50,940          9,699
 Interfund transfers ...........................   228,950       159,370        (36,477)
                                                   -------       -------        -------
Net increase (decrease) in units from
 capital transactions ..........................   285,957       244,618        (59,891)
                                                   -------       -------        -------
Units outstanding at December 31, 1997 .........   361,619       456,124        485,332
                                                   -------       -------        -------
 Net premiums ..................................    49,226       (16,663)        (2,080)
 Transfers (to) from the general account
   of Life of Virginia:
   Death benefits ..............................        --         1,444            816
   Surrenders ..................................   (38,733)       22,376          6,445
   Cost of insurance ...........................    (1,089)          466            179
 Transfers (to) from the Guarantee
   Account .....................................    23,362       (25,648)        (2,909)
 Interfund transfers ...........................    86,081        33,576         (9,318)
                                                   -------       -------        -------
Net increase (decrease) in units from
 capital transactions ..........................   118,847        15,551         (6,867)
                                                   -------       -------        -------
Units outstanding at December 31, 1998 .........   480,466       471,675        478,465
                                                   =======       =======        =======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                        ALGER AMERICAN
                                                 -----------------------------
                                                    SMALL CAP        GROWTH
                                                    PORTFOLIO      PORTFOLIO
TYPE I UNITS                                     --------------- -------------
Units outstanding at December 31, 1995 .........       405,791       261,225
                                                       -------       -------
 Net premiums ..................................       260,309       140,387
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..............................       (10,458)           --
   Surrenders ..................................       (35,446)      (31,027)
   Administrative expenses .....................        (2,659)       (2,129)
 Transfers (to)/from the Guarantee Account .....       150,713       122,150
 Interfund transfers ...........................       571,403       700,068
                                                       -------       -------
Net increase (decrease) in units from capital
 transactions ..................................       933,862       929,449
                                                       -------       -------
Units outstanding at December 31, 1996 .........     1,339,653     1,190,674
                                                     ---------     ---------
 Net premiums ..................................       694,521        66,490
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..............................       (42,319)       (2,907)
   Surrenders ..................................    (1,148,701)      (80,029)
   Administrative expenses .....................       (36,907)       (3,546)
 Transfers (to)/from the Guarantee Account .....       749,029         2,066
 Interfund transfers ...........................      (230,206)     (150,234)
                                                    ----------     ---------
Net increase (decrease) in units from capital
 transactions ..................................       (14,583)     (168,160)
                                                    ----------     ---------
Units outstanding at December 31, 1997 .........     1,325,070     1,022,514
                                                    ----------     ---------
 Net premiums ..................................       429,477        25,796
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..............................          (384)       (6,748)
   Surrenders ..................................       (28,813)     (101,948)
   Cost of insurance ...........................        (1,249)       (2,260)
 Transfers (to) from the Guarantee Account .....        27,106        20,996
 Interfund transfers ...........................       (17,778)      203,074
                                                    ----------     ---------
Net increase (decrease) in units from capital
 transactions ..................................       408,359       138,910
                                                    ----------     ---------
Units outstanding at December 31, 1998 .........     1,733,429     1,161,424
                                                    ==========     =========



                                                     PBHG INSURANCE
                                                       SERIES FUND            JANUS ASPEN SERIES
                                                 ----------------------- -----------------------------
                                                  LARGE CAP                AGGRESSIVE
                                                    GROWTH    GROWTH II      GROWTH         GROWTH
                                                  PORTFOLIO   PORTFOLIO    PORTFOLIO      PORTFOLIO
TYPE I UNITS                                     ----------- ----------- ------------- ---------------
Units outstanding at December 31, 1995 .........        --          --     1,965,737       4,432,726
                                                        --          --     ---------       ---------
 Net premiums ..................................        --          --         1,581       1,661,740
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..............................        --          --            --        (181,059)
   Surrenders ..................................        --          --          (429)     (2,320,448)
   Administrative expenses .....................        --          --           (22)       (113,310)
 Transfers (to)/from the Guarantee Account .....        --          --         1,256       1,066,999
 Interfund transfers ...........................        --          --         7,695         217,761
                                                        --          --     ---------      ----------
Net increase (decrease) in units from capital
 transactions ..................................        --          --        10,081         331,683
                                                        --          --     ---------      ----------
Units outstanding at December 31, 1996 .........        --          --     1,975,818       4,764,409
                                                        --          --     ---------      ----------
 Net premiums ..................................     1,019      17,111        55,368         109,351
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..............................        --          --        (1,972)        (66,404)
   Surrenders ..................................       (92)        (49)      (87,614)       (321,901)
   Administrative expenses .....................       (32)       (101)       (4,772)        (11,195)
 Transfers (to)/from the Guarantee Account .....     2,432       1,623        29,407          64,006
 Interfund transfers ...........................    52,670      58,027      (148,659)        (32,501)
                                                    ------      ------     ---------      ----------
Net increase (decrease) in units from capital
 transactions ..................................    55,997      76,611      (158,242)       (258,644)
                                                    ------      ------     ---------      ----------
Units outstanding at December 31, 1997 .........    55,997      76,611     1,817,576       4,505,765
                                                    ------      ------     ---------      ----------
 Net premiums ..................................    12,832      43,391        16,545          85,570
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ..............................        --          --        (8,425)        (16,960)
   Surrenders ..................................   (13,525)     (2,223)     (137,584)       (306,115)
   Cost of insurance ...........................      (192)       (222)       (3,687)        (10,854)
 Transfers (to) from the Guarantee Account .....     8,053       7,385        13,161          60,329
 Interfund transfers ...........................    34,878      (2,510)     (145,916)        (10,306)
                                                   -------      ------     ---------      ----------
Net increase (decrease) in units from capital
 transactions ..................................    42,046      45,821      (265,906)       (198,336)
                                                   -------      ------     ---------      ----------
Units outstanding at December 31, 1998 .........    98,043     122,432     1,551,670       4,307,429
                                                   =======     =======     =========      ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                        JANUS ASPEN SERIES (CONTINUED)
                                                     ---------------------------------------------------------------------
                                                                                   FLEXIBLE   INTERNATIONAL     CAPITAL
                                                       WORLDWIDE      BALANCED      INCOME        GROWTH      APPRECIATION
                                                       PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
TYPE I UNITS                                         ------------- ------------- ----------- --------------- -------------
Units outstanding at December 31, 1995 .............   2,757,216       111,972      39,079             --            --
                                                       ---------       -------      ------             --            --
 Net premiums ......................................     880,684        49,343       4,021         34,924            --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ..................................     (51,566)       (2,953)         --             --            --
   Surrenders ......................................    (739,842)      (15,986)     (1,075)        (1,689)           --
   Administrative expenses .........................     (48,025)       (1,541)       (194)          (301)           --
 Transfers (to)/from the Guarantee Account .........     455,640        26,519      11,223         37,626            --
 Interfund transfers ...............................     916,700       191,453      64,966        403,878            --
                                                       ---------       -------      ------        -------            --
Net increase (decrease) in units from capital
 transactions ......................................   1,413,591       246,835      78,941        474,438            --
                                                       ---------       -------      ------        -------            --
Units outstanding at December 31, 1996 .............   4,170,807       358,807     118,020        474,438            --
                                                       ---------       -------     -------        -------            --
 Net premiums ......................................     257,478        32,492       8,506         99,898         2,452
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ..................................      (7,323)           --          --             --            --
   Surrenders ......................................    (229,991)      (34,024)    (17,779)       (40,170)       (1,327)
   Administrative expenses .........................     (12,079)       (1,430)       (403)        (2,200)          (58)
 Transfers (to)/from the Guarantee Account .........     148,276        55,427      78,205         64,693           344
 Interfund transfers ...............................     611,104     2,070,280      94,329        408,010        47,846
                                                       ---------     ---------     -------        -------        ------
Net increase (decrease) in units from capital
 transactions ......................................     767,465     2,122,745     162,858        530,231        49,257
                                                       ---------     ---------     -------        -------        ------
Units outstanding at December 31, 1997 .............   4,938,272     2,481,552     280,878      1,004,669        49,257
                                                       ---------     ---------     -------      ---------        ------
 Net premiums ......................................     235,218       127,113      37,137         55,993       124,428
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ..................................     (17,077)      (16,246)     (1,939)        (2,564)           --
   Surrenders ......................................    (371,035)     (424,576)    (20,362)       (67,352)       (9,789)
   Cost of insurance ...............................     (11,204)       (6,797)       (928)        (2,002)         (416)
 Transfers (to) from the Guarantee Account .........      69,943       102,984      62,318         28,874        11,707
 Interfund transfers ...............................      50,630       652,003     195,121         35,806       331,630
                                                       ---------     ---------     -------      ---------       -------
Net increase (decrease) in units from capital
 transactions ......................................     (43,525)      434,481     271,347         48,755       457,560
                                                       ---------     ---------     -------      ---------       -------
Units outstanding at December 31, 1998 .............   4,894,747     2,916,033     552,225      1,053,424       506,817
                                                       =========     =========     =======      =========       =======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                        GOLDMAN SACHS VARIABLE              SALOMON BROTHERS
                                                         INSURANCE TRUST FUND             VARIABLE SERIES FUND
                                                       -------------------------   -----------------------------------
                                                        GROWTH AND      MID CAP
                                                          INCOME        EQUITY      STRATEGIC     INVESTORS     TOTAL
                                                           FUND          FUND          FUND          FUND       RETURN
                                                       ------------   ----------   -----------   -----------   -------
TYPE I UNITS
Units outstanding at December 31, 1995 .............          --            --          --              --         --
                                                              --            --          ----            --         --
 Net premiums ......................................          --            --          --              --         --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ..................................          --            --          --              --         --
   Surrenders ......................................          --            --          --              --         --
   Administrative expenses .........................          --            --          --              --         --
 Transfers (to)/from the Guarantee Account .........          --            --          --              --         --
 Interfund transfers ...............................          --            --          --              --         --
                                                              --            --          ----            --         --
Net increase (decrease) in units from capital
 transactions ......................................          --            --          --              --         --
                                                              --            --          ----            --         --
Units outstanding at December 31, 1996 .............          --            --          --              --         --
                                                              --            --          ----            --         --
 Net premiums ......................................          --            --          --              --         --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ..................................          --            --          --              --         --
   Surrenders ......................................          --            --          --              --         --
   Administrative expenses .........................          --            --          --              --         --
 Transfers (to)/from the Guarantee Account .........          --            --          --              --         --
 Interfund transfers ...............................          --            --          --              --         --
                                                              --            --          ----            --         --
Net increase (decrease) in units from capital
 transactions ......................................          --            --          --              --         --
                                                              --            --          ----            --         --
Units outstanding at December 31, 1997 .............          --            --          --              --         --
                                                              --            --          ----            --         --
 Net premiums ......................................      10,233         2,260        1,927          42            --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ..................................          --            --          --              --         --
   Surrenders ......................................        (273)         (720)         --              --         --
   Cost of insurance ...............................         (43)          (49)           (2)           --         --
 Transfers (to) from the Guarantee Account .........      22,381         5,400          --              --         --
 Interfund transfers ...............................      20,352        71,158         874              --      6,299
                                                          ------        ------        ------            --      -----
Net increase (decrease) in units from capital
 transactions ......................................      52,650        78,049        2,799          42         6,299
                                                          ------        ------        ------         --         -----
Units outstanding at December 31, 1998 .............      52,650        78,049        2,799          42         6,299
                                                          ======        ======        ======         ==         =====

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                           GE INVESTMENTS FUNDS, INC.
                                                      ---------------------------------------------------------------------
                                                         S&P 500     GOVERNMENT       MONEY         TOTAL     INTERNATIONAL
                                                          INDEX      SECURITIES      MARKET        RETURN        EQUITY
                                                           FUND         FUND          FUND          FUND          FUND
                                                      ------------- ------------ -------------- ------------ --------------
TYPE II UNITS
Units outstanding at December 31, 1995 ..............     400,009      153,756      1,508,360      252,584        47,044
                                                          -------      -------      ---------      -------        ------
 Net premiums .......................................     647,438      194,563     10,719,294      345,169       204,787
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ...................................      (1,638)      (4,586)       (41,657)        (930)         (313)
   Surrenders .......................................     (17,183)      (4,362)      (189,358)     (11,361)       (4,056)
   Administrative expenses ..........................        (290)        (130)          (792)        (196)          (80)
 Transfers (to) from the Guarantee Account ..........      78,749        3,809        (49,295)      38,959        26,698
 Interfund transfers ................................     155,417      (66,854)    (8,053,173)      35,026        58,323
                                                          -------      -------     ----------      -------       -------
Net increase (decrease) in units from capital
 transactions .......................................     862,493      122,440      2,385,019      406,667       285,359
                                                          -------      -------     ----------      -------       -------
Units outstanding at December 31, 1996 ..............   1,262,502      276,196      3,893,379      659,251       332,403
                                                        ---------      -------     ----------      -------       -------
 Net premiums .......................................   1,106,640       58,332      7,321,970      188,455       143,803
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ...................................     (46,669)          --        (31,824)      (4,811)         (188)
   Surrenders .......................................     (61,683)     (10,472)      (497,702)     (40,510)      (16,180)
   Loans ............................................          --           --             --           --            --
   Administrative expenses ..........................      (1,001)        (115)        (2,877)        (508)         (358)
 Transfers (to) from the Guarantee Account ..........     376,140       37,807        406,500       93,000        69,865
 Interfund transfers ................................     389,211     (361,748)    (6,108,959)      33,268        85,065
                                                        ---------     --------     ----------      -------       -------
Net increase (decrease) in units from capital
 transactions .......................................   1,762,638     (276,196)     1,087,108      268,894       282,007
                                                        ---------     --------     ----------      -------       -------
Units outstanding at December 31, 1997 ..............   3,025,140           --      4,980,487      928,145       614,410
                                                        ---------     --------     ----------      -------       -------
 Net premiums .......................................   1,191,108           --      4,686,359      224,832        71,002
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits ...................................     (18,705)          --       (269,042)      (8,405)       (4,372)
   Surrenders .......................................    (199,459)          --     (1,083,395)     (46,133)      (38,542)
   Cost of insurance ................................      (2,313)          --         (4,489)        (698)         (803)
 Transfers (to) from the Guarantee Account ..........     878,507           --      1,448,793      291,977       130,273
 Interfund transfers ................................     313,281           --       (525,766)      35,416      (130,050)
                                                        ---------     --------     ----------      -------      --------
 Net increase (decrease) in units from capital
   transactions .....................................   2,162,419           --      4,252,460      496,989        27,508
                                                        ---------     --------     ----------      -------      --------
 Units outstanding at December 31, 1998 .............   5,187,559           --      9,232,947    1,425,134       641,918
                                                        =========     ========     ==========    =========      ========


                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                 GE INVESTMENT FUNDS, INC.
                                                                ---------------------------
                                                                 REAL ESTATE      GLOBAL
                                                                  SECURITIES      INCOME
                                                                     FUND          FUND
                                                                ------------- -------------
TYPE II UNITS
Units outstanding at December 31, 1995 ........................      34,477          --
                                                                     ------          ----
 Net premiums .................................................     214,051          --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .............................................          --          --
   Surrenders .................................................      (1,826)         --
   Administrative expenses ....................................         (43)         --
 Transfers (to) from the Guarantee Account ....................      19,914          --
 Interfund transfers ..........................................     162,396          --
                                                                    -------          ----
Net increase (decrease) in units from capital transactions ....     394,492          --
                                                                    -------          ----
Units outstanding at December 31, 1996 ........................     428,969          --
                                                                    -------          ----
 Net premiums .................................................     604,427      19,022
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .............................................      (1,092)         --
   Surrenders .................................................     (24,343)       (487)
   Loans ......................................................          --          --
   Administrative expenses ....................................        (445)           (8)
 Transfers (to) from the Guarantee Account ....................     236,279      19,733
 Interfund transfers ..........................................     234,452      41,030
                                                                    -------      --------
Net increase (decrease) in units from capital transactions ....   1,049,278      79,290
                                                                  ---------      --------
Units outstanding at December 31, 1997 ........................   1,478,247      79,290
                                                                  ---------      --------
 Net premiums .................................................     242,837      52,447
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .............................................      (9,506)         --
   Surrenders .................................................     (44,578)     (2,877)
   Cost of insurance ..........................................      (1,006)        (81)
 Transfers (to) from the Guarantee Account ....................     346,955      83,494
 Interfund transfers ..........................................    (259,466)     73,722
                                                                  ---------      --------
 Net increase (decrease) in units from capital transactions ...     275,236      206,705
                                                                  ---------      --------
 Units outstanding at December 31, 1998 .......................   1,753,483      285,995
                                                                  =========      ========



                                                                       GE INVESTMENT FUNDS, INC.
                                                                ----------------------------------------
                                                                                                  US
                                                                 VALUE EQUITY      INCOME       EQUITY
                                                                     FUND           FUND         FUND
                                                                -------------- ------------- -----------
TYPE II UNITS
Units outstanding at December 31, 1995 ........................          --             --          --
                                                                         --             --          --
 Net premiums .................................................          --        162,212          --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .............................................          --             --          --
   Surrenders .................................................          --             --          --
   Administrative expenses ....................................          --             --          --
 Transfers (to) from the Guarantee Account ....................          --             --          --
 Interfund transfers ..........................................          --             --          --
                                                                         --        -------          --
Net increase (decrease) in units from capital transactions ....          --             --          --
                                                                         --        -------          --
Units outstanding at December 31, 1996 ........................          --             --          --
                                                                         --        -------          --
 Net premiums .................................................     242,987          1,357          --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .............................................        (153)            --          --
   Surrenders .................................................      (5,196)          (415)         --
   Loans ......................................................          --             --          --
   Administrative expenses ....................................         (28)           (42)         --
 Transfers (to) from the Guarantee Account ....................     146,978          5,210          --
 Interfund transfers ..........................................     346,028        897,139          --
                                                                    -------        -------          --
Net increase (decrease) in units from capital transactions ....     730,616        903,249          --
                                                                    -------        -------          --
Units outstanding at December 31, 1997 ........................     730,616        903,249          --
                                                                    -------        -------          --
 Net premiums .................................................     651,133        162,212      86,729
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .............................................      (1,696)        (5,856)         --
   Surrenders .................................................    (104,573)       (49,209)       (787)
   Cost of insurance ..........................................        (689)          (703)        (16)
 Transfers (to) from the Guarantee Account ....................     607,675        345,204      51,261
 Interfund transfers ..........................................     257,534        529,843      43,108
                                                                   --------        -------      ------
 Net increase (decrease) in units from capital transactions ...   1,409,384        981,491     180,295
                                                                  ---------        -------     -------
 Units outstanding at December 31, 1998 .......................   2,140,000      1,884,740     180,295
                                                                  =========      =========     =======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                  OPPENHEIMER VARIABLE ACCOUNT
                                                             FUNDS
                                                  ----------------------------
                                                       MONEY          BOND
                                                        FUND          FUND
                                                  --------------- ------------
TYPE II UNITS
Units outstanding at December 31, 1995 ..........     58,163         275,480
                                                      --------       -------
 Net premiums ...................................         70         307,614
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ...............................         --          (3,625)
   Surrenders ...................................     (1,020)        (13,875)
   Administrative expenses ......................           (6)         (160)
 Transfers (to) from the Guarantee Account ......       (156)         32,015
 Interfund transfers ............................    (33,183)        109,648
                                                     ---------       -------
Net increase (decrease) in units from
 capital transactions ...........................    (34,295)        431,617
                                                     ---------       -------
Units outstanding at December 31, 1996 ..........     23,868         707,097
                                                     ---------       -------
 Net premiums ...................................         30         167,289
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ...............................         --          (8,306)
   Surrenders ...................................       (202)        (30,599)
   Loans ........................................         --              --
   Administrative expenses ......................           (5)         (513)
 Transfers (to) from the Guarantee Account ......         --         156,266
 Interfund transfers ............................    (23,691)          2,783
                                                     ---------       -------
Net increase (decrease) in units from capital
 transactions ...................................    (23,868)        286,920
                                                     ---------       -------
Units outstanding at December 31, 1997 ..........         --         994,017
                                                     ---------       -------
 Net premiums ...................................         --         270,558
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ...............................         --         (14,333)
   Surrenders ...................................         --         (74,631)
   Cost of insurance ............................         --            (785)
 Transfers (to) from the Guarantee Account ......         --         382,347
 Interfund transfers ............................         --         419,337
                                                     ---------       -------
Net increase (decrease) in units from capital
 transactions ...................................         --         982,493
                                                     ---------       -------
Units outstanding at December 31, 1998 ..........         --       1,976,510
                                                     =========     =========



                                                             OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                                  --------------------------------------------------------
                                                      CAPITAL                       HIGH        MULTIPLE
                                                   APPRECIATION      GROWTH        INCOME      STRATEGIES
                                                       FUND           FUND          FUND          FUND
                                                  -------------- ------------- ------------- -------------
TYPE II UNITS
Units outstanding at December 31, 1995 ..........     582,579        423,764       561,144       256,681
                                                      -------        -------       -------       -------
 Net premiums ...................................   1,152,800        440,344       922,316       383,300
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ...............................     (23,778)        (2,446)      (14,183)       (3,190)
   Surrenders ...................................     (34,224)        (9,335)      (24,799)      (11,252)
   Administrative expenses ......................        (668)          (213)         (520)         (329)
 Transfers (to) from the Guarantee Account ......     169,506         50,413        94,808        45,770
 Interfund transfers ............................     275,079        189,075       176,989        77,022
                                                    ---------        -------       -------       -------
Net increase (decrease) in units from
 capital transactions ...........................   1,538,715        667,838     1,154,611       491,321
                                                    ---------        -------     ---------       -------
Units outstanding at December 31, 1996 ..........   2,121,294      1,091,602     1,715,755       748,002
                                                    ---------      ---------     ---------       -------
 Net premiums ...................................     713,649        880,279       703,696       349,189
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ...............................     (10,958)        (8,211)      (16,328)       (5,971)
   Surrenders ...................................     (79,872)       (48,836)     (109,043)      (55,647)
   Loans ........................................          --             --            --            --
   Administrative expenses ......................      (1,748)          (951)       (1,245)         (701)
 Transfers (to) from the Guarantee Account ......     369,347        337,722       379,179       151,804
 Interfund transfers ............................      64,736        210,754       262,960        13,450
                                                    ---------      ---------     ---------       -------
Net increase (decrease) in units from capital
 transactions ...................................   1,055,154      1,370,757     1,219,219       452,124
                                                    ---------      ---------     ---------       -------
Units outstanding at December 31, 1997 ..........   3,176,448      2,462,359     2,934,974     1,200,126
                                                    ---------      ---------     ---------     ---------
 Net premiums ...................................     267,347        407,290       416,094       182,920
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ...............................     (18,426)       (19,533)      (24,017)      (11,769)
   Surrenders ...................................    (147,815)      (120,149)     (177,425)      (74,629)
   Cost of insurance ............................      (2,506)        (1,908)       (2,036)         (993)
 Transfers (to) from the Guarantee Account ......     343,625        410,907       621,713       292,547
 Interfund transfers ............................    (505,666)      (126,117)      (49,276)      (29,622)
                                                    ---------      ---------     ---------     ---------
Net increase (decrease) in units from capital
 transactions ...................................     (63,441)       550,490       785,053       358,454
                                                    ---------      ---------     ---------     ---------
Units outstanding at December 31, 1998 ..........   3,113,007      3,012,849     3,720,027     1,558,580
                                                    =========      =========     =========     =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                VARIABLE INSURANCE PRODUCTS
                                                                           FUND
                                                                ---------------------------
                                                                    MONEY          HIGH
                                                                    MARKET        INCOME
                                                                  PORTFOLIO     PORTFOLIO
                                                                ------------- -------------
TYPE II UNITS
Units outstanding at December 31, 1995 ........................     980,344       495,562
                                                                    -------       -------
 Net premiums .................................................         138            --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .............................................      (5,285)       (1,518)
   Surrenders .................................................     (18,734)      (18,658)
   Administrative expenses ....................................        (323)         (228)
 Transfers (to) from the Guarantee Account ....................         (31)       (3,382)
 Interfund transfers ..........................................    (659,500)     (168,501)
                                                                   --------      --------
Net increase (decrease) in units from capital transactions ....    (683,735)     (192,287)
                                                                   --------      --------
Units outstanding at December 31, 1996 ........................     296,609       303,275
                                                                   --------      --------
 Net premiums .................................................         931           306
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .............................................      (9,387)         (206)
   Surrenders .................................................      (6,379)      (17,828)
   Loans ......................................................          --            --
   Administrative expenses ....................................        (179)         (172)
 Transfers (to) from the Guarantee Account ....................          --          (595)
 Interfund transfers ..........................................    (281,595)     (284,780)
                                                                   --------      --------
Net increase (decrease) in units from capital transactions ....    (296,609)     (303,275)
                                                                   --------      --------
Units outstanding at December 31, 1997 ........................          --            --
                                                                   --------      --------
 Net premiums .................................................          --            --
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .............................................          --            --
   Surrenders .................................................          --            --
   Cost of insurance ..........................................          --            --
 Transfers (to) from the Guarantee Account ....................          --            --
 Interfund transfers ..........................................          --            --
                                                                   --------      --------
Net increase (decrease) in units from capital transactions ....          --            --
                                                                   --------      --------
Units outstanding at December 31, 1998 ........................          --            --
                                                                   ========      ========



                                                                    VARIABLE INSURANCE PRODUCTS FUND
                                                                -----------------------------------------
                                                                    EQUITY-
                                                                    INCOME         GROWTH      OVERSEAS
                                                                   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                -------------- ------------- ------------
TYPE II UNITS
Units outstanding at December 31, 1995 ........................    3,119,975     1,525,015      829,371
                                                                   ---------     ---------      -------
 Net premiums .................................................    3,158,538     1,222,269      521,600
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .............................................      (43,181)      (21,919)     (11,961)
   Surrenders .................................................     (134,965)      (50,499)     (31,329)
   Administrative expenses ....................................       (2,658)       (1,349)        (733)
 Transfers (to) from the Guarantee Account ....................      402,673       186,018      127,385
 Interfund transfers ..........................................      541,485       167,039      123,110
                                                                   ---------     ---------      -------
Net increase (decrease) in units from capital transactions ....    3,921,892     1,501,559      728,072
                                                                   ---------     ---------      -------
Units outstanding at December 31, 1996 ........................    7,041,867     3,026,574    1,557,443
                                                                   ---------     ---------    ---------
 Net premiums .................................................    2,260,371       504,224      230,215
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .............................................      (70,511)      (17,520)     (11,283)
   Surrenders .................................................     (310,722)     (121,652)     (59,094)
   Loans ......................................................           --            --           --
   Administrative expenses ....................................       (5,614)       (2,437)      (1,374)
 Transfers (to) from the Guarantee Account ....................      959,930       232,691      169,290
 Interfund transfers ..........................................      198,852        (7,282)    (122,609)
                                                                   ---------     ---------    ---------
Net increase (decrease) in units from capital transactions ....    3,032,306       588,024      205,145
                                                                   ---------     ---------    ---------
Units outstanding at December 31, 1997 ........................   10,074,173     3,614,598    1,762,588
                                                                  ----------     ---------    ---------
 Net premiums .................................................    1,114,775       299,241       60,690
 Transfers (to) from the general account of Life of
   Virginia:
   Death benefits .............................................      (77,675)      (28,379)     (10,651)
   Surrenders .................................................     (485,863)     (150,297)     (67,437)
   Cost of insurance ..........................................       (7,075)       (2,366)      (1,208)
 Transfers (to) from the Guarantee Account ....................    1,227,043       185,849       81,221
 Interfund transfers ..........................................     (509,932)     (100,385)    (208,247)
                                                                  ----------     ---------    ---------
Net increase (decrease) in units from capital transactions ....    1,261,273       203,663     (145,632)
                                                                  ----------     ---------    ---------
Units outstanding at December 31, 1998 ........................   11,335,446     3,818,261    1,616,956
                                                                  ==========     =========    =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                              VARIABLE INSURANCE           VARIABLE INSURANCE
                                               PRODUCTS FUND II             PRODUCTS FUND III
                                          --------------------------- -----------------------------
                                              ASSET                      GROWTH &        GROWTH
                                             MANAGER      CONTRFUND       INCOME     OPPORTUNITIES
                                            PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                          ------------- ------------- ------------- ---------------
TYPE II UNITS
Units outstanding at
 December 31, 1995 ......................   1,469,667     2,007,948            --             --
                                            ---------     ---------            --             --
 Net premiums ...........................     640,444     2,595,994            --             --
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .......................     (19,704)      (23,500)           --             --
   Surrenders ...........................     (67,829)      (72,281)           --             --
   Administrative expenses ..............      (1,135)       (2,159)           --             --
 Transfers (to) from the Guarantee
   Account ..............................     117,636       428,333            --             --
 Interfund transfers ....................     109,440       559,664            --             --
                                            ---------     ---------            --             --
Net increase (decrease) in units from
 capital transactions ...................     778,852     3,486,051            --             --
                                            ---------     ---------            --             --
Units outstanding at
 December 31, 1996 ......................   2,248,519     5,493,999            --             --
                                            ---------     ---------            --             --
 Net premiums ...........................     317,380     2,003,590       452,458        553,737
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .......................     (14,483)      (32,105)         (176)          (968)
   Surrenders ...........................    (101,528)     (196,054)       (9,166)        (9,539)
   Loans ................................          --            --            --             --
   Administrative expenses ..............      (1,272)       (4,990)          (79)           (66)
 Transfers (to) from the Guarantee
   Account ..............................     132,093     1,027,864       208,287        207,607
 Interfund transfers ....................      98,224       303,373       324,762        298,769
                                            ---------     ---------       -------        -------
Net increase (decrease) in units from
 capital transactions ...................     430,414     3,101,678       976,086      1,049,540
                                            ---------     ---------       -------      ---------
Units outstanding at
 December 31, 1997 ......................   2,678,933     8,595,677       976,086      1,049,540
                                            ---------     ---------       -------      ---------
 Net premiums ...........................     252,836     1,051,752       918,372        716,944
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .......................     (17,250)      (51,811)      (49,171)        (7,825)
   Surrenders ...........................    (134,438)     (317,883)      (60,159)       (69,582)
   Cost of insurance ....................      (1,548)       (6,665)       (1,024)        (1,197)
 Transfers (to) from the Guarantee
   Account ..............................     283,280     1,100,294       688,392        768,665
 Interfund transfers ....................     114,498      (285,564)      371,319        502,246
                                            ---------     ---------       -------      ---------
Net increase (decrease) in units from
 capital transactions ...................     497,378     1,490,123     1,867,729      1,909,251
                                            ---------     ---------     ---------      ---------
Units outstanding at December 31,
 1998 ...................................   3,176,311    10,085,800     2,843,815      2,958,791
                                            =========    ==========     =========      =========



                                                 ADVISERS MANAGEMENT TRUST
                                          ----------------------------------------
                                             BALANCED        BOND        GROWTH
                                            PORTFOLIO     PORTFOLIO     PORTFOLIO
                                          ------------- ------------- ------------
TYPE II UNITS
Units outstanding at
 December 31, 1995 ......................     191,438       398,276      209,909
                                              -------       -------      -------
 Net premiums ...........................          --          (252)          --
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .......................      (1,089)       (8,981)      (1,419)
   Surrenders ...........................      (2,814)       (3,959)      (6,733)
   Administrative expenses ..............        (103)         (315)        (174)
 Transfers (to) from the Guarantee
   Account ..............................          --           120           --
 Interfund transfers ....................     (44,480)     (127,260)     (46,447)
                                              -------      --------      -------
Net increase (decrease) in units from
 capital transactions ...................     (48,486)     (140,647)     (54,773)
                                              -------      --------      -------
Units outstanding at
 December 31, 1996 ......................     142,952       257,629      155,136
                                              -------      --------      -------
 Net premiums ...........................          25            --           --
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .......................      (2,194)       (1,620)          --
   Surrenders ...........................     (10,921)      (12,250)      (3,242)
   Loans ................................          --            --           --
   Administrative expenses ..............        (108)         (204)         (81)
 Transfers (to) from the Guarantee
   Account ..............................        (601)       (6,721)          --
 Interfund transfers ....................    (129,153)     (236,834)    (151,813)
                                             --------      --------     --------
Net increase (decrease) in units from
 capital transactions ...................    (142,952)     (257,629)    (155,136)
                                             --------      --------     --------
Units outstanding at
 December 31, 1997 ......................          --            --           --
                                             --------      --------     --------
 Net premiums ...........................          --            --           --
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .......................          --            --           --
   Surrenders ...........................          --            --           --
   Cost of insurance ....................          --            --           --
 Transfers (to) from the Guarantee
   Account ..............................          --            --           --
 Interfund transfers ....................          --            --           --
                                             --------      --------     --------
Net increase (decrease) in units from
 capital transactions ...................          --            --           --
                                             --------      --------     --------
Units outstanding at December 31,
 1998 ...................................          --            --           --
                                             ========      ========     ========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                 FEDERATED INVESTORS INSURANCE
                                                             SERIES
                                          --------------------------------------------
                                              AMERICAN          HIGH
                                               LEADERS         INCOME
                                              PORTFOLIO        BONDS        UTILITY
                                               FUND II        FUND II       FUND II
                                          ---------------- ------------- -------------
TYPE II UNITS
Units outstanding at
 December 31, 1995 ......................          --          123,152       463,476
                                                   ----        -------       -------
 Net premiums ...........................     208,871          343,618       543,077
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .......................          --           (1,859)       (3,067)
   Surrenders ...........................      (2,478)         (25,640)      (28,920)
   Administrative expenses ..............            (2)          (143)         (566)
 Transfers (to) from the Guarantee
   Account ..............................      12,459           29,882        81,126
 Interfund transfers ....................      46,982          340,979        75,307
                                              ---------        -------       -------
Net increase (decrease) in units from
 capital transactions ...................     265,832          686,837       666,957
                                              ---------        -------       -------
Units outstanding at
 December 31, 1996 ......................     265,832          809,989     1,130,433
                                              ---------        -------     ---------
 Net premiums ...........................     998,765          599,938       229,931
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .......................      (7,020)          (7,987)       (3,557)
   Surrenders ...........................     (30,390)         (46,149)      (62,619)
   Loans ................................          --               --            --
   Administrative expenses ..............        (399)            (579)         (981)
 Transfers (to) from the Guarantee
   Account ..............................     355,249          292,000        95,492
 Interfund transfers ....................     474,654          239,675       (62,998)
                                              ---------        -------     ---------
Net increase (decrease) in units from
 capital transactions ...................    1,790,859       1,076,898       195,268
                                             ----------      ---------     ---------
Units outstanding at
 December 31, 1997 ......................    2,056,691       1,886,887     1,325,701
                                             ----------      ---------     ---------
 Net premiums ...........................    1,050,794         473,760       292,385
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .......................     (44,621)         (24,952)      (12,603)
   Surrenders ...........................    (111,859)        (152,690)      (73,103)
   Cost of insurance ....................      (2,136)          (1,284)       (1,163)
 Transfers (to) from the Guarantee
   Account ..............................     942,089          803,434       316,103
 Interfund transfers ....................      64,125           (7,464)      103,595
                                             ----------      ---------     ---------
Net increase (decrease) in units from
 capital transactions ...................    1,898,392       1,090,804       625,214
                                             ----------      ---------     ---------
Units outstanding at December 31,
 1998 ...................................    3,955,083       2,977,691     1,950,915
                                             ==========      =========     =========



                                                                           PBHG INSURANCE
                                                ALGER AMERICAN              SERIES FUND
                                          --------------------------- ------------------------
                                                                       LARGE CAP
                                            SMALL CAP       GROWTH       GROWTH     GROWTH II
                                            PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                          ------------- ------------- ----------- ------------
TYPE II UNITS
Units outstanding at
 December 31, 1995 ......................     401,258       312,011          --           --
                                              -------       -------          --           --
 Net premiums ...........................   2,385,857     1,979,744          --           --
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .......................      (6,505)       (2,249)         --           --
   Surrenders ...........................     (49,583)      (21,913)         --           --
   Administrative expenses ..............        (658)         (517)         --           --
 Transfers (to) from the Guarantee
   Account ..............................     364,980       234,626          --           --
 Interfund transfers ....................     472,803       460,475          --           --
                                            ---------     ---------          --           --
Net increase (decrease) in units from
 capital transactions ...................   3,166,894     2,650,166          --           --
                                            ---------     ---------          --           --
Units outstanding at
 December 31, 1996 ......................   3,568,152     2,962,177          --           --
                                            ---------     ---------          --           --
 Net premiums ...........................   1,139,813     1,030,593     108,061      306,146
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .......................     (25,827)      (23,277)        (63)          --
   Surrenders ...........................     (95,915)     (104,485)       (998)      (4,853)
   Loans ................................          --            --          --           --
   Administrative expenses ..............      (3,710)       (2,759)        (28)         (35)
 Transfers (to) from the Guarantee
   Account ..............................     865,037       527,894      51,297      100,624
 Interfund transfers ....................     197,908        (9,957)    188,564      174,128
                                            ---------     ---------     -------      -------
Net increase (decrease) in units from
 capital transactions ...................   2,077,306     1,418,009     346,833      576,010
                                            ---------     ---------     -------      -------
Units outstanding at
 December 31, 1997 ......................   5,645,458     4,380,186     346,833      576,010
                                            ---------     ---------     -------      -------
 Net premiums ...........................     543,439       690,044     168,982      126,932
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .......................     (35,528)      (33,911)     (3,311)     (11,165)
   Surrenders ...........................    (238,113)     (227,269)    (33,291)     (36,248)
   Cost of insurance ....................      (4,762)       (3,266)       (404)        (590)
 Transfers (to) from the Guarantee
   Account ..............................     719,382       587,070     148,909      227,092
 Interfund transfers ....................    (547,462)      212,429      68,319      (42,435)
                                            ---------     ---------     -------      -------
Net increase (decrease) in units from
 capital transactions ...................     436,956     1,225,097     349,204      263,586
                                            ---------     ---------     -------      -------
Units outstanding at December 31,
 1998 ...................................   6,082,414     5,605,283     696,037      839,596
                                            =========     =========     =======      =======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                 JANUS ASPEN SERIES
                                    --------------------------------------------
                                       AGGRESSIVE
                                         GRWOTH         GROWTH       WORLDWIDE
                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                    --------------- ------------- --------------
TYPE II UNITS
Units outstanding at
 December 31, 1995 ................     1,251,004     1,875,640      1,227,070
                                        ---------     ---------      ---------
 Net premiums .....................     1,109,539     1,939,884      2,853,570
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .................        (5,075)      (28,847)       (26,212)
   Surrenders .....................       (20,314)     (111,109)       (94,535)
   Administrative expenses ........          (141)       (2,321)        (2,275)
 Transfers (to) from the
   Guarantee Account ..............        99,771       288,072        475,568
 Interfund transfers ..............       227,267       921,603        713,001
                                        ---------     ---------      ---------
Net increase (decrease) in units
 from capital transactions ........     1,411,047     3,007,282      3,919,117
                                        ---------     ---------      ---------
Units outstanding at
 December 31, 1996 ................     2,662,051     4,882,922      5,146,187
                                        ---------     ---------      ---------
 Net premiums .....................       608,750     1,633,216      3,372,062
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .................       (22,328)      (36,365)       (35,456)
   Surrenders .....................       (80,725)     (180,611)      (228,974)
   Loans ..........................            --            --             --
   Administrative expenses ........        (1,935)       (4,325)        (4,300)
 Transfers (to) from the
   Guarantee Account ..............       253,985       867,094      1,289,775
 Interfund transfers ..............        22,869       108,967        572,391
                                        ---------     ---------      ---------
Net increase (decrease) in units
 from capital transactions ........       780,616     2,387,976      4,965,498
                                        ---------     ---------      ---------
Units outstanding at
 December 31, 1997 ................     3,442,667     7,270,898     10,111,685
                                        ---------     ---------     ----------
 Net premiums .....................     8,584,230       859,963      1,450,914
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .................    (1,210,219)      (49,261)       (36,063)
   Surrenders .....................    (5,336,460)     (293,814)      (402,150)
   Cost of insurance ..............       (83,426)       (5,694)        (7,564)
 Transfers (to) from the
   Guarantee Account ..............     8,351,873       854,937      1,487,450
 Interfund transfers ..............   (10,259,970)      190,192        (49,539)
                                      -----------     ---------     ----------
Net increase (decrease) in units
 from capital transactions ........        46,028     1,556,323      2,443,048
                                      -----------     ---------     ----------
Units outstanding at
 December 31, 1998 ................     3,488,695     8,827,221     12,554,733
                                      ===========     =========     ==========



                                                        JANUS ASPEN SERIES
                                    -----------------------------------------------------------
                                                     FLEXIBLE    INTERNATIONAL      CAPITAL
                                       BALANCED       INCOME         GROWTH       APPRECIATION
                                      PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                    ------------- ------------- --------------- ---------------
TYPE II UNITS
Units outstanding at
 December 31, 1995 ................      73,538        36,272             --             --
                                         ------        ------             --             ----
 Net premiums .....................     547,525       240,317        388,753             --
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .................      (1,525)           --             --             --
   Surrenders .....................     (10,808)       (1,714)        (2,959)            --
   Administrative expenses ........        (267)          (63)           (11)            --
 Transfers (to) from the
   Guarantee Account ..............      75,940        21,420         47,466             --
 Interfund transfers ..............     308,093        28,937        249,356             --
                                        -------       -------        -------             ----
Net increase (decrease) in units
 from capital transactions ........     918,958       288,897        682,605             --
                                        -------       -------        -------             ----
Units outstanding at
 December 31, 1996 ................     992,496       325,169        682,605             --
                                        -------       -------        -------             ----
 Net premiums .....................   1,117,148       284,347      1,872,823         55,458
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .................      (7,246)       (4,723)       (15,267)            --
   Surrenders .....................     (78,945)      (17,933)       (60,571)        (1,630)
   Loans ..........................          --            --             --             --
   Administrative expenses ........      (1,005)         (342)          (863)              (7)
 Transfers (to) from the
   Guarantee Account ..............     423,506       175,029        576,462         35,560
 Interfund transfers ..............     358,481       107,542        446,411         74,169
                                      ---------       -------      ---------         --------
Net increase (decrease) in units
 from capital transactions ........   1,811,939       543,920      2,818,995        163,550
                                      ---------       -------      ---------        ---------
Units outstanding at
 December 31, 1997 ................   2,804,435       869,089      3,501,600        163,550
                                      ---------       -------      ---------        ---------
 Net premiums .....................   1,375,800       279,606        441,888        430,714
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits .................     (37,836)       (1,075)       (22,070)        (3,280)
   Surrenders .....................    (191,342)      (44,562)       (83,852)       (38,646)
   Cost of insurance ..............      (2,568)         (846)        (2,512)          (341)
 Transfers (to) from the
   Guarantee Account ..............   1,386,720       485,989        655,579        289,248
 Interfund transfers ..............     724,982       322,950       (134,423)       653,113
                                      ---------       -------      ---------        ---------
Net increase (decrease) in units
 from capital transactions ........   3,255,756     1,042,062        854,610       1,330,808
                                      ---------     ---------      ---------       ----------
Units outstanding at
 December 31, 1998 ................   6,060,191     1,911,151      4,356,210       1,494,358
                                      =========     =========      =========       ==========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued



                                                                GOLDMAN SACHS VARIABLE             SALOMON BROTHERS
                                                                 INSURANCE TRUST FUND            VARIABLE SERIES FUND
                                                              -------------------------- ------------------------------------
                                                               GROWTH AND     MID CAP
                                                                 INCOME        EQUITY     STRATEGIC   INVESTORS      TOTAL
                                                                  FUND          FUND         FUND        FUND       RETURN
                                                              ------------ ------------- ----------- ----------- ------------
TYPE II UNITS
Units outstanding at December 31, 1995 ......................        --           --            --        --           --
                                                                     --           ----          --        --           ----
 Net premiums ...............................................        --           --            --        --           --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................        --           --            --        --           --
   Surrenders ...............................................        --           --            --        --           --
   Administrative expenses ..................................        --           --            --        --           --
 Transfers (to) from the Guarantee Account ..................        --           --            --        --           --
 Interfund transfers ........................................        --           --            --        --           --
                                                                     --           ----          --        --           ----
Net increase (decrease) in units from capital transactions ..        --           --            --        --           --
                                                                     --           ----          --        --           ----
Units outstanding at December 31, 1996 ......................        --           --            --        --           --
                                                                     --           ----          --        --           ----
 Net premiums ...............................................        --           --            --        --           --
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................        --           --            --        --           --
   Surrenders ...............................................        --           --            --        --           --
   Loans ....................................................        --           --            --        --           --
   Administrative expenses ..................................        --           --            --        --           --
 Transfers (to) from the Guarantee Account ..................        --           --            --        --           --
 Interfund transfers ........................................        --           --            --        --           --
                                                                     --           ----          --        --           ----
Net increase (decrease) in units from capital transactions ..        --           --            --        --           --
                                                                     --           ----          --        --           ----
Units outstanding at December 31, 1997 ......................        --           --            --        --           --
                                                                     --           ----          --        --           ----
 Net premiums ...............................................   205,860       187,855           --       811        15,933
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...........................................        --           --            --        --           --
   Surrenders ...............................................    (4,646)      (4,160)           --        --             (2)
   Cost of insurance ........................................       (13)            (9)      1,466
 Transfers (to) from the Guarantee Account ..................   104,669       147,037        8,628        52        1,350
 Interfund transfers ........................................   123,066       14,810            --        --        8,634
                                                                -------       --------       -----       ---        -------
Net increase (decrease) in units from capital transactions ..   428,936       345,533       10,094       863        25,915
                                                                -------       --------      ------       ---        -------
Units outstanding at December 31, 1998 ......................   428,936       345,533       10,094       863        25,915
                                                                =======       ========      ======       ===        =======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1998 -- CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued


     (D) FEDERAL INCOME TAXES

     The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.


     (E) USE OF ESTIMATES

     Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


(3) RELATED PARTY TRANSACTIONS

     Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse Life of Virginia for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment (seven years for certain Type II policies) to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered, depending on the time between premium payment and surrender.

     Life of Virginia will deduct a charge of $30 per year and $25 plus .15% per year from the policy account values for certain administrative expenses incurred for policy Type I and Type II, respectively. For Type II policies, the $25 charge may be waived if the account value is greater than $75,000. In addition, Life of Virginia charges the Account 1.15% and 1.25% on policy Type I and Type II, respectively, for the mortality and expense risk that Life of Virginia assumes. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

     GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

     Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by Life of Virginia.

     GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity Fund and .55% for the U.S. Equity Fund. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

     Certain officers and directors of Life of Virginia are also officers and directors of Capital Brokerage Corporation.


(4) SUBSEQUENT EVENT

     Effective January 1, 1999 The Life Insurance Company of Virginia merged with The Harvest Life Insurance Company to form GE Life and Annuity Assurance Company. Concurrently, the Account changed its name to GE Life & Annuity Separate Account 4. Neither of these events have an impact on net assets or unit values.